UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	01-31-2019

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
January 31, 2019

Emerging Markets Debt Fund - Schedule of Investments
JANUARY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 91.7%
Argentina — 2.4%
Aeropuertos Argentina 2000 SA, 6.875%, 2/1/27	750,000	706,875
Rio Energy SA / UGEN SA / UENSA SA, 6.875%, 2/1/25(1)	1,600,000	1,284,000
YPF SA, 8.75%, 4/4/24	6,750,000	6,800,625
YPF SA, 6.95%, 7/21/27	200,000	179,840
		8,971,340
Brazil — 5.3%
Banco do Brasil SA, 4.625%, 1/15/25	1,900,000	1,870,379
Cia Brasileira de Aluminio, 4.75%, 6/17/24	2,325,000	2,336,625
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27	200,000	193,500
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(1)	200,000	193,500
GTL Trade Finance, Inc., 7.25%, 4/16/44	1,200,000	1,296,000
Minerva Luxembourg SA, 6.50%, 9/20/26	2,300,000	2,208,690
Minerva Luxembourg SA, 5.875%, 1/19/28(1)	2,500,000	2,259,375
Petrobras Global Finance BV, 8.75%, 5/23/26	1,150,000	1,351,883
Petrobras Global Finance BV, 5.75%, 2/1/29	4,840,000	4,747,072
Rumo Luxembourg Sarl, 7.375%, 2/9/24	500,000	531,250
Rumo Luxembourg Sarl, 5.875%, 1/18/25(1)	2,700,000	2,688,781
		19,677,055
Chile — 2.8%
Enel Chile SA, 4.875%, 6/12/28	2,500,000	2,571,875
Geopark Ltd., 6.50%, 9/21/24	6,100,000	5,924,625
VTR Finance BV, 6.875%, 1/15/24	1,955,000	2,020,786
		10,517,286
China — 8.8%
Avi Funding Co. Ltd., MTN, 3.80%, 9/16/25	2,000,000	1,995,820
Baidu, Inc., 2.75%, 6/9/19	1,450,000	1,448,798
China Overseas Finance Cayman V Ltd., 3.95%, 11/15/22	3,950,000	3,957,450
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22	4,650,000	4,764,376
CITIC Ltd., MTN, 6.80%, 1/17/23	2,250,000	2,482,947
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	6,450,000	6,291,865
CNPC General Capital Ltd., 2.75%, 5/14/19	400,000	399,978
CRCC Yuxiang Ltd., 3.50%, 5/16/23	1,400,000	1,391,634
JD.com, Inc., 3.875%, 4/29/26	3,500,000	3,280,429
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	200,000	198,203
Sinopec Group Overseas Development 2016 Ltd., 2.125%, 5/3/19	600,000	598,711
Sinopec Group Overseas Development 2017 Ltd., 2.25%, 9/13/20(1)	700,000	688,169
Tencent Holdings Ltd., 3.60%, 1/19/28(1)	5,150,000	5,015,908
		32,514,288
Colombia — 4.5%
AI Candelaria Spain SLU, 7.50%, 12/15/28(1)	3,900,000	3,837,600
Ecopetrol SA, 5.875%, 5/28/45	1,800,000	1,781,550
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(1)	3,800,000	3,595,750
Grupo de Inversiones Suramericana SA, 5.50%, 4/29/26	2,200,000	2,274,800

Millicom International Cellular SA, 5.125%, 1/15/28(1)	500,000	473,750
SURA Asset Management SA, 4.875%, 4/17/24	3,200,000	3,271,232
SURA Asset Management SA, 4.375%, 4/11/27	1,600,000	1,544,000
		16,778,682
Ghana — 1.1%
Tullow Oil plc, 7.00%, 3/1/25(1)	4,300,000	4,209,776
Hong Kong — 1.2%
Bank of East Asia Ltd. (The), MTN, VRN, 4.25%, 11/20/24	200,000	200,685
China CITIC Bank International Ltd., MTN, 6.875%, 6/24/20	1,000,000	1,039,316
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)	2,000,000	1,969,203
HPHT Finance 17 Ltd., 2.75%, 9/11/22	1,000,000	965,179
Hutchison Whampoa International 09 Ltd., 7.625%, 4/9/19	100,000	100,803
		4,275,186
India — 3.6%
Axis Bank Ltd., MTN, 3.00%, 8/8/22	2,800,000	2,704,192
Greenko Investment Co., 4.875%, 8/16/23(1)	2,400,000	2,229,125
ICICI Bank Ltd., 5.75%, 11/16/20	400,000	411,699
ICICI Bank Ltd., MTN, 4.00%, 3/18/26	2,500,000	2,399,420
Reliance Industries Ltd., 4.125%, 1/28/25	2,400,000	2,392,599
Vedanta Resources plc, 6.125%, 8/9/24(1)	3,400,000	3,101,324
		13,238,359
Indonesia — 4.9%
Indika Energy Capital III Pte Ltd., 5.875%, 11/9/24	2,158,000	1,972,760
Indo Energy Finance II BV, 6.375%, 1/24/23	5,400,000	5,267,192
Listrindo Capital BV, 4.95%, 9/14/26	3,800,000	3,600,500
Minejesa Capital BV, 4.625%, 8/10/30(1)	2,800,000	2,637,527
Perusahaan Gas Negara Persero Tbk, 5.125%, 5/16/24	2,800,000	2,871,655
TBG Global Pte Ltd., 5.25%, 2/10/22	1,700,000	1,710,392
		18,060,026
Ireland — 0.4%
C&W Senior Financing DAC, 7.50%, 10/15/26(1)	1,400,000	1,393,434
Israel — 2.4%
Altice Financing SA, 7.50%, 5/15/26	2,000,000	1,900,000
Israel Electric Corp. Ltd., 6.875%, 6/21/23(1)	1,300,000	1,455,864
Israel Electric Corp. Ltd., 5.00%, 11/12/24(1)	800,000	842,400
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	4,100,000	3,709,350
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	1,000,000	1,041,173
		8,948,787
Jamaica — 0.7%
Digicel Group One, Ltd., 8.25%, 12/30/22	1,544,000	1,281,520
Digicel Ltd., 6.00%, 4/15/21	1,600,000	1,484,800
		2,766,320
Kazakhstan — 0.9%
KazTransGas JSC, 4.375%, 9/26/27(1)	3,400,000	3,288,800
Kuwait — 0.7%
Equate Petrochemical BV, MTN, 4.25%, 11/3/26	1,584,000	1,579,630
Kuwait Projects Co. SPC Ltd., 5.00%, 3/15/23	950,000	962,055
		2,541,685

Macau — 0.7%
Sands China Ltd., 5.125%, 8/8/25	2,400,000	2,415,897
Malaysia — 0.3%
Axiata SPV1 Labuan Ltd., 5.375%, 4/28/20	1,000,000	1,026,455
Mexico — 6.2%
Alpek SAB de CV, 4.50%, 11/20/22	1,500,000	1,501,875
Axtel SAB de CV, 6.375%, 11/14/24(1)	1,550,000	1,497,687
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/31	2,000,000	1,885,200
BBVA Bancomer SA, VRN, 5.125%, 1/18/33(1)	600,000	543,750
Cemex SAB de CV, 6.125%, 5/5/25	3,400,000	3,469,700
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	5,132,400	4,946,864
Controladora Mabe SA de CV, 5.60%, 10/23/28(1)	3,100,000	3,034,125
Grupo KUO SAB De CV, 5.75%, 7/7/27	2,450,000	2,352,245
Petroleos Mexicanos, 6.50%, 3/13/27	1,900,000	1,826,660
Sixsigma Networks Mexico SA de CV, 7.50%, 5/2/25(1)	1,950,000	1,867,125
		22,925,231
Morocco — 1.0%
OCP SA, 4.50%, 10/22/25	800,000	785,794
OCP SA, 6.875%, 4/25/44	2,900,000	3,082,195
		3,867,989
Nigeria — 1.8%
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	2,130,000	2,203,340
Zenith Bank plc, MTN, 6.25%, 4/22/19	4,400,000	4,416,469
		6,619,809
Oman — 0.9%
Oztel Holdings SPC Ltd., 5.625%, 10/24/23	3,295,000	3,218,625
Panama — 2.5%
Banistmo SA, 3.65%, 9/19/22	3,886,000	3,798,565
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	5,679,000	5,440,823
		9,239,388
Peru — 4.4%
Banco de Credito del Peru, 2.25%, 10/25/19(1)	200,000	198,800
Banco Internacional del Peru SAA Interbank, 3.375%, 1/18/23(1)	3,000,000	2,925,000
Banco Internacional del Peru SAA Interbank, VRN, 6.625%, 3/19/29	200,000	213,250
Fenix Power Peru SA, 4.32%, 9/20/27	4,039,706	3,898,316
Intercorp Financial Services, Inc., 4.125%, 10/19/27(1)	4,600,000	4,263,050
Kallpa Generacion SA, 4.125%, 8/16/27	4,904,000	4,628,150
		16,126,566
Philippines†
FPT Finance Ltd., 6.375%, 9/28/20	100,000	103,732
Qatar — 2.9%
Nakilat, Inc., 6.07%, 12/31/33(1)	800,000	896,264
Nakilat, Inc., 6.27%, 12/31/33	197,093	221,768
Ooredoo International Finance Ltd., 7.875%, 6/10/19(1)	2,249,000	2,287,017
Ooredoo International Finance Ltd., MTN, 5.00%, 10/19/25	3,500,000	3,674,191
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20(1)	286,780	291,498
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	220,600	224,229
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19	400,000	407,782

Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19(1)	2,800,000	2,854,472
		10,857,221
Russia — 6.2%
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19	7,000,000	7,086,884
Gazprom OAO Via Gaz Capital SA, MTN, 7.29%, 8/16/37	3,600,000	4,150,620
GTH Finance BV, 7.25%, 4/26/23(1)	4,300,000	4,532,780
Lukoil International Finance BV, 6.125%, 11/9/20	200,000	206,894
Sberbank of Russia Via SB Capital SA, 5.18%, 6/28/19	4,600,000	4,628,649
VEON Holdings BV, 5.20%, 2/13/19	2,400,000	2,406,000
		23,011,827
Saudi Arabia — 1.9%
SABIC Capital II BV, 4.50%, 10/10/28(1)	3,000,000	3,065,760
Saudi Electricity Global Sukuk Co. 4, 4.72%, 9/27/28	3,900,000	3,941,960
		7,007,720
Singapore — 2.8%
Oversea-Chinese Banking Corp. Ltd., MTN, 4.25%, 6/19/24	3,000,000	3,036,657
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/24	2,300,000	2,307,903
United Overseas Bank Ltd., MTN, VRN, 3.75%, 9/19/24	2,300,000	2,302,760
United Overseas Bank Ltd., MTN, VRN, 2.88%, 3/8/27	3,000,000	2,904,750
		10,552,070
South Africa — 4.8%
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(1)	4,250,000	4,353,521
MTN Mauritius Investments Ltd., 4.76%, 11/11/24	5,351,000	5,075,151
Myriad International Holdings BV, 6.00%, 7/18/20	2,000,000	2,063,032
SASOL Financing USA LLC, 5.875%, 3/27/24	3,100,000	3,201,451
SASOL Financing USA LLC, 6.50%, 9/27/28	1,500,000	1,586,625
Stillwater Mining Co., 7.125%, 6/27/25	1,600,000	1,527,440
		17,807,220
South Korea — 2.3%
Harvest Operations Corp., 3.00%, 9/21/22(1)	2,800,000	2,765,190
Hyundai Capital America, 2.55%, 2/6/19	200,000	199,997
KEB Hana Bank, MTN, 4.375%, 9/30/24	3,200,000	3,241,405
Woori Bank, MTN, 4.75%, 4/30/24	2,250,000	2,296,330
		8,502,922
Tanzania, United Republic Of — 0.4%
HTA Group Ltd., 9.125%, 3/8/22	1,600,000	1,660,658
Thailand — 1.7%
PTTEP Treasury Center Co. Ltd., VRN, 4.875%, 6/18/19	3,250,000	3,236,773
Siam Commercial Bank PCL, MTN, 3.50%, 4/7/19	400,000	400,523
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/48(1)	2,350,000	2,513,689
		6,150,985
Turkey — 7.3%
Akbank Turk AS, VRN, 6.80%, 4/27/28(1)	3,700,000	3,274,629
QNB Finansbank AS, MTN, 6.25%, 4/30/19	200,000	200,854
Turk Telekomunikasyon AS, 3.75%, 6/19/19	2,750,000	2,742,383
Turk Telekomunikasyon AS, 4.875%, 6/19/24	2,200,000	2,025,604
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25	2,308,000	2,199,427
Turkiye Garanti Bankasi AS, MTN, 4.75%, 10/17/19	3,680,000	3,671,271
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/27(1)	2,600,000	2,285,197

Turkiye Is Bankasi AS, 6.125%, 4/25/24(1)	300,000	268,691
Turkiye Is Bankasi AS, MTN, 5.375%, 10/6/21	2,600,000	2,481,138
Yapi ve Kredi Bankasi AS, 5.125%, 10/22/19	2,000,000	1,992,868
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(1)	2,300,000	2,062,468
Yapi ve Kredi Bankasi AS, MTN, 6.10%, 3/16/23	4,050,000	3,776,009
		26,980,539
Ukraine — 0.8%
MHP SE, 7.75%, 5/10/24(1)	3,200,000	3,087,808
United Arab Emirates — 0.6%
Abu Dhabi National Energy Co. PJSC, 4.875%, 4/23/30(1)	1,500,000	1,561,845
ADCB Finance Cayman Ltd., MTN, 4.50%, 3/6/23	700,000	709,669
		2,271,514
Zambia — 2.5%
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	4,500,000	4,325,670
First Quantum Minerals Ltd., 7.25%, 4/1/23	1,450,000	1,393,827
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	4,000,000	3,685,000
		9,404,497
TOTAL CORPORATE BONDS (Cost $345,043,399)		340,019,697
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.8%
Argentina — 0.8%
Argentine Republic Government International Bond, 6.875%, 1/26/27	3,700,000	3,143,650
El Salvador — 0.2%
El Salvador Government International Bond, 6.375%, 1/18/27	800,000	766,000
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47(1)	200,000	190,622
Nigeria — 0.5%
Nigeria Government International Bond, 7.625%, 11/21/25(1)	2,000,000	2,080,480
Oman — 1.1%
Oman Government International Bond, 6.75%, 1/17/48	2,050,000	1,755,220
Oman Government International Bond, 5.375%, 3/8/27	2,600,000	2,360,538
		4,115,758
Russia — 0.1%
Russian Foreign Bond - Eurobond, 5.00%, 4/29/20	200,000	204,348
South Africa — 1.1%
Republic of South Africa Government International Bond, 5.50%, 3/9/20	4,100,000	4,178,290
South Korea — 0.8%
Korea Gas Corp., 3.875%, 2/12/24	2,800,000	2,859,509
Turkey — 0.1%
Turkey Government International Bond, 4.875%, 10/9/26	300,000	272,771
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $18,211,926)		17,811,428
COMMON STOCKS†
Colombia†
Frontera Energy Corp. (Cost $202,818)	2,078	18,617
TEMPORARY CASH INVESTMENTS — 3.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 6.25%, 5/31/19 - 11/15/46, valued at $4,655,136), in a joint trading account at 2.25%, dated 1/31/19, due 2/1/19 (Delivery value $4,553,635)		4,553,350
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $775,741), at 1.25%, dated 1/31/19, due 2/1/19 (Delivery value $760,026)		760,000

State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.31%, 12/31/30	3,286	3,286
U.S. Treasury Bills, 2.42%, 2/5/19(2)(3)	6,000,000	5,998,501
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,315,060)		11,315,137
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $374,773,203)		369,164,879
OTHER ASSETS AND LIABILITIES — 0.4%		1,538,330
TOTAL NET ASSETS — 100.0%		$370,703,209

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	205	March 2019	$41,000,000	$43,527,266	$275,008
U.S. Treasury 5-Year Notes	60	March 2019	$6,000,000	6,891,563	112,365
U.S. Treasury Long Bonds	79	March 2019	$7,900,000	11,588,312	586,150
U.S. Treasury Ultra Bonds	2	March 2019	$200,000	322,250	17,683
				$62,329,391	$991,206

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	171	March 2019	$17,100,000	$20,942,156	$(454,751)
U.S. Treasury 10-Year Ultra Notes	88	March 2019	$8,800,000	11,500,500	(380,386)
				$32,442,656	$(835,137)

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A. / Republic of Korea	Buy	(1.00)%	12/20/23	$12,200,000	$(329,331)	$(62,815)	$(392,146)
Goldman Sachs & Co. / Republic of Korea	Buy	(1.00)%	12/20/23	$9,800,000	(251,045)	(63,957)	(315,002)
					$(580,376)	$(126,772)	$(707,148)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $114,665,654, which represented 30.9% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,041,666.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	340,019,697	—
Sovereign Governments and Agencies	—	17,811,428	—
Common Stocks	18,617	—	—
Temporary Cash Investments	3,286	11,311,851	—
	21,903	369,142,976	—
Other Financial Instruments
Futures Contracts	991,206	—	—
Liabilities
Other Financial Instruments
Futures Contracts	835,137	—	—
Swap Agreements	—	707,148	—
	835,137	707,148	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
January 31, 2019

Global Bond - Schedule of Investments
JANUARY 31, 2019 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 35.1%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.875%, 1/26/27		$800,000	679,708
Australia — 1.5%
Australia Government Bond, 2.75%, 4/21/24	AUD	22,149,000	16,805,374
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,100,000	3,067,469
			19,872,843
Austria — 0.8%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	3,395,000	4,443,078
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,934,000	3,503,231
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,213,000	2,139,777
			10,086,086
Belgium — 0.4%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	1,335,000	2,355,763
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	3,083,000	3,534,916
			5,890,679
Brazil†
Brazilian Government International Bond, 2.625%, 1/5/23		$488,000	469,456
Canada — 3.4%
Canadian Government Bond, 2.00%, 11/1/20	CAD	19,500,000	14,898,774
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	6,970,000	5,485,026
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	11,980,000	9,371,379
Province of Quebec Canada, 3.00%, 9/1/23	CAD	6,127,000	4,813,562
Province of Quebec Canada, 5.75%, 12/1/36	CAD	5,365,000	5,630,239
Province of Quebec Canada, 3.50%, 12/1/48	CAD	5,347,000	4,444,242
			44,643,222
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$300,000	301,788
Colombia — 0.2%
Colombia Government International Bond, 7.375%, 9/18/37		$2,100,000	2,671,746
Czech Republic — 0.1%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	28,900,000	1,424,337
Denmark — 0.2%
Denmark Government Bond, 0.50%, 11/15/27	DKK	13,945,000	2,217,485
Denmark Government Bond, 4.50%, 11/15/39	DKK	1,705,000	462,737
			2,680,222
Dominican Republic — 0.3%
Dominican Republic International Bond, 6.875%, 1/29/26		$1,900,000	2,056,750
Dominican Republic International Bond, 5.95%, 1/25/27		$800,000	825,000
Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	825,000
			3,706,750
Egypt — 0.1%
Egypt Government International Bond, 5.75%, 4/29/20		$1,000,000	1,012,020
Egypt Government International Bond, 7.50%, 1/31/27(1)		$600,000	596,046
			1,608,066

Finland — 0.4%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	3,530,000	5,087,705
France — 0.9%
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	3,456,518	5,911,669
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	3,847,000	6,189,503
			12,101,172
Germany — 1.4%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	642,000	768,815
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(2)	EUR	9,285,000	10,717,176
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	899,000	1,901,808
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	2,795,000	4,557,351
			17,945,150
Hungary — 0.1%
Hungary Government International Bond, 7.625%, 3/29/41		$500,000	720,892
Indonesia — 0.3%
Indonesia Government International Bond, 4.75%, 1/8/26(1)		$1,000,000	1,039,080
Indonesia Government International Bond, MTN, 6.75%, 1/15/44		$1,800,000	2,261,927
			3,301,007
Ireland — 0.4%
Ireland Government Bond, 3.40%, 3/18/24	EUR	4,403,000	5,901,708
Italy — 2.3%
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	16,633,000	19,024,131
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,572,000	10,589,679
			29,613,810
Japan — 7.0%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	1,708,750,000	21,262,027
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,294,800,000	15,657,600
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	2,473,750,000	27,232,053
Japan Government Thirty Year Bond, 0.80%, 3/20/48	JPY	281,000,000	2,696,184
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	2,353,800,000	25,433,292
			92,281,156
Jordan — 0.2%
Jordan Government International Bond, 5.75%, 1/31/27		$2,000,000	1,938,924
Jordan Government International Bond, 7.375%, 10/10/47		$1,200,000	1,143,734
			3,082,658
Malaysia — 0.2%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	13,250,000	3,232,651
Mexico — 2.0%
Mexican Bonos, 6.50%, 6/9/22	MXN	130,050,000	6,465,214
Mexican Bonos, 8.00%, 12/7/23	MXN	229,000,000	11,880,732
Mexican Bonos, 10.00%, 11/20/36	MXN	8,740,000	509,356
Mexico Government International Bond, 4.125%, 1/21/26		$300,000	298,687
Mexico Government International Bond, 4.15%, 3/28/27		1,900,000	1,871,975
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	500,000,000	4,629,167
			25,655,131
Netherlands — 1.0%
Netherlands Government Bond, 0.00%, 1/15/22(1)(2)	EUR	4,836,000	5,615,999
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	5,616,000	6,662,072

Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	880,000	1,499,536
			13,777,607
Norway — 0.3%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	4,725,000	575,988
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	27,700,000	3,315,556
			3,891,544
Panama — 0.2%
Panama Government International Bond, 6.70%, 1/26/36		$2,000,000	2,542,020
Paraguay†
Paraguay Government International Bond, 5.00%, 4/15/26(1)		$500,000	516,875
Peru — 2.5%
Peru Government Bond, 6.15%, 8/12/32(1)	PEN	100,230,000	30,668,121
Peruvian Government International Bond, 4.125%, 8/25/27		$1,200,000	1,276,212
Peruvian Government International Bond, 6.55%, 3/14/37		$350,000	457,625
			32,401,958
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		$1,000,000	1,291,595
Poland — 0.3%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	11,985,000	3,506,250
Republic of Poland Government International Bond, 4.00%, 1/22/24		$500,000	518,457
			4,024,707
Russia — 0.4%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	77,600,000	1,117,336
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$1,500,000	2,414,275
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47		$2,000,000	1,980,092
			5,511,703
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(1)		$1,300,000	1,265,550
Senegal — 0.1%
Senegal Government International Bond, 6.25%, 5/23/33(1)		$1,500,000	1,394,766
Serbia — 0.1%
Serbia International Bond, 7.25%, 9/28/21(1)		$800,000	870,532
Singapore — 0.3%
Singapore Government Bond, 3.125%, 9/1/22	SGD	4,410,000	3,407,713
South Africa — 2.1%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	236,000,000	17,801,735
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	137,000,000	9,562,551
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$250,000	251,532
			27,615,818
Spain — 0.6%
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	6,610,000	8,090,166
Switzerland — 0.6%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	5,058,000	5,739,554
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	1,534,000	2,163,245
			7,902,799
Thailand — 0.6%
Thailand Government Bond, 3.625%, 6/16/23	THB	65,000,000	2,219,845
Thailand Government Bond, 3.85%, 12/12/25	THB	175,700,000	6,194,228
			8,414,073

Tunisia — 0.2%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		$2,800,000	2,450,818
United Kingdom — 3.3%
United Kingdom Gilt, 1.50%, 7/22/26	GBP	16,876,000	22,902,153
United Kingdom Gilt, 4.50%, 12/7/42	GBP	5,776,000	11,755,508
United Kingdom Gilt, 4.25%, 12/7/49	GBP	2,656,000	5,604,456
United Kingdom Gilt, 4.25%, 12/7/55	GBP	1,485,000	3,342,600
			43,604,717
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $450,367,639)			461,932,904
CORPORATE BONDS — 32.6%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 3.80%, 3/1/45		$240,000	230,195
United Technologies Corp., 5.70%, 4/15/40		380,000	429,828
			660,023
Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		1,990,000	1,992,487
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		560,000	558,369
			2,550,856
Automobiles — 0.5%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		2,710,000	2,777,779
Ford Motor Credit Co. LLC, 2.98%, 8/3/22		450,000	417,916
General Motors Co., 5.15%, 4/1/38		560,000	495,846
General Motors Financial Co., Inc., 3.20%, 7/6/21		1,860,000	1,832,379
General Motors Financial Co., Inc., 5.25%, 3/1/26		800,000	800,695
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(1)		980,000	964,075
			7,288,690
Banks — 8.4%
Banco Santander SA, 3.50%, 4/11/22		1,000,000	998,080
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	3,700,000	4,336,866
Bank of America Corp., MTN, 4.20%, 8/26/24		$430,000	440,543
Bank of America Corp., MTN, 4.00%, 1/22/25		1,390,000	1,402,771
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	900,000	1,177,195
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28		$2,500,000	2,493,289
Bank of America Corp., MTN, VRN, 3.97%, 3/5/29		750,000	755,125
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48		250,000	258,212
Bank of America Corp., VRN, 3.42%, 12/20/28		120,000	115,862
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)		250,000	249,675
Barclays plc, 4.375%, 1/12/26		200,000	197,216
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	2,900,000	3,162,317
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	2,100,000	2,259,377
BNP Paribas SA, 4.375%, 9/28/25(1)		$500,000	501,267
BPCE SA, 3.00%, 5/22/22(1)		790,000	772,032
BPCE SA, 5.15%, 7/21/24(1)		300,000	306,200
BPCE SA, VRN, 2.75%, 7/8/26	EUR	1,700,000	2,010,238
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	2,200,000	2,536,730
CIT Group, Inc., 5.00%, 8/15/22		$1,610,000	1,654,275
Citibank N.A., 3.65%, 1/23/24		1,000,000	1,015,611
Citigroup, Inc., 2.90%, 12/8/21		1,100,000	1,092,596
Citigroup, Inc., 2.75%, 4/25/22		1,350,000	1,335,087

Citigroup, Inc., 4.05%, 7/30/22		1,850,000	1,888,207
Citigroup, Inc., 4.45%, 9/29/27		1,760,000	1,787,479
Citigroup, Inc., VRN, 3.52%, 10/27/28		470,000	455,404
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	2,450,000	2,958,607
Cooperatieve Rabobank UA, 3.95%, 11/9/22		$1,200,000	1,209,835
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	1,500,000	1,779,635
Credit Agricole Cariparma SpA, MTN, 1.625%, 3/21/29	EUR	2,400,000	2,754,580
Discover Bank, 3.35%, 2/6/23		$500,000	493,206
Discover Bank, 3.45%, 7/27/26		550,000	518,292
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	4,175,000	5,280,601
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	8,050,000	10,042,821
HSBC Holdings plc, 2.95%, 5/25/21		$1,600,000	1,593,630
HSBC Holdings plc, 0.84%, 9/26/23	JPY	600,000,000	5,598,186
HSBC Holdings plc, 4.30%, 3/8/26		$300,000	306,519
HSBC Holdings plc, 4.375%, 11/23/26		2,070,000	2,080,383
HSBC Holdings plc, VRN, 3.26%, 3/13/23		340,000	337,823
Huntington Bancshares, Inc., 2.30%, 1/14/22		400,000	389,636
Ibercaja Banco SA, VRN, 5.00%, 7/28/25	EUR	600,000	693,560
ING Groep NV, MTN, VRN, 1.625%, 9/26/29	EUR	3,000,000	3,337,436
Intesa Sanpaolo SpA, 3.125%, 7/14/22(1)		$520,000	489,036
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)		680,000	624,772
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	1,200,000	1,578,920
Intesa Sanpaolo SpA, MTN, 3.93%, 9/15/26	EUR	1,000,000	1,167,282
JPMorgan Chase & Co., 4.625%, 5/10/21		$910,000	940,998
JPMorgan Chase & Co., 3.25%, 9/23/22		500,000	504,268
JPMorgan Chase & Co., 3.875%, 9/10/24		210,000	213,142
JPMorgan Chase & Co., 3.125%, 1/23/25		270,000	265,054
JPMorgan Chase & Co., VRN, 3.54%, 5/1/28		600,000	588,341
JPMorgan Chase & Co., VRN, 3.88%, 7/24/38		800,000	767,251
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48		150,000	141,376
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49		550,000	514,750
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	3,545,000	4,830,636
Liberbank SA, VRN, 6.875%, 3/14/27	EUR	1,200,000	1,456,535
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	970,000	1,611,441
Mediobanca Banca di Credito Finanziario SpA, MTN, 1.25%, 11/24/29	EUR	3,000,000	3,292,412
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		$700,000	714,962
QNB Finansbank AS, MTN, 6.25%, 4/30/19		1,850,000	1,857,896
Regions Financial Corp., 2.75%, 8/14/22		610,000	595,097
Regions Financial Corp., 3.80%, 8/14/23		500,000	504,567
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	2,300,000	3,259,020
U.S. Bancorp, MTN, 3.60%, 9/11/24		$1,360,000	1,383,548
UniCredit SpA, 0.375%, 10/31/26	EUR	600,000	644,165
UniCredit SpA, MTN, VRN, 5.75%, 10/28/25	EUR	2,300,000	2,724,087
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		$2,200,000	1,972,073
Wells Fargo & Co., 3.07%, 1/24/23		430,000	427,457
Wells Fargo & Co., MTN, 3.75%, 1/24/24		450,000	458,036
Wells Fargo & Co., MTN, 4.10%, 6/3/26		3,020,000	3,057,328
Wells Fargo & Co., MTN, 4.65%, 11/4/44		250,000	252,075
Wells Fargo & Co., MTN, 4.75%, 12/7/46		200,000	205,179

Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/28		440,000	435,448
			110,053,556
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46(1)		860,000	817,838
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29		750,000	780,563
Constellation Brands, Inc., 2.00%, 11/7/19		200,000	198,414
Constellation Brands, Inc., 4.75%, 12/1/25		500,000	524,806
			2,321,621
Biotechnology — 0.6%
AbbVie, Inc., 2.90%, 11/6/22		1,370,000	1,354,551
AbbVie, Inc., 3.60%, 5/14/25		1,690,000	1,672,036
AbbVie, Inc., 4.70%, 5/14/45		250,000	234,070
Amgen, Inc., 2.65%, 5/11/22		1,030,000	1,016,497
Amgen, Inc., 4.66%, 6/15/51		474,000	466,486
Celgene Corp., 3.875%, 8/15/25		1,950,000	1,962,166
Celgene Corp., 5.00%, 8/15/45		150,000	151,472
Gilead Sciences, Inc., 3.65%, 3/1/26		1,550,000	1,556,740
Gilead Sciences, Inc., 4.15%, 3/1/47		200,000	190,059
			8,604,077
Building Products†
Masco Corp., 4.45%, 4/1/25		500,000	505,236
Capital Markets — 1.8%
Bank of Scotland plc, VRN, 7.28%, 5/31/26	GBP	1,000,000	1,567,672
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	5,000,000	6,299,447
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	3,000,000	3,414,494
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	850,000	1,214,004
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		$1,400,000	1,381,036
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		2,300,000	2,226,447
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		250,000	256,383
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	1,000,000	1,429,025
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/22		$330,000	325,240
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/25		430,000	417,388
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		650,000	570,648
Morgan Stanley, 2.75%, 5/19/22		3,010,000	2,967,738
Morgan Stanley, 4.375%, 1/22/47		350,000	352,418
Morgan Stanley, MTN, 5.625%, 9/23/19		110,000	111,919
Morgan Stanley, MTN, 4.00%, 7/23/25		1,300,000	1,335,673
			23,869,532
Chemicals — 0.1%
NOVA Chemicals Corp., 4.875%, 6/1/24(1)		1,110,000	1,058,663
Commercial Services and Supplies — 0.2%
Covanta Holding Corp., 5.875%, 3/1/24		1,060,000	1,060,000
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)		820,000	822,870
Republic Services, Inc., 3.55%, 6/1/22		680,000	690,856
			2,573,726
Communications Equipment — 0.1%
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)		1,300,000	1,344,762
Consumer Finance — 0.6%
Ally Financial, Inc., 4.625%, 3/30/25		3,240,000	3,311,733

American Express Co., 3.00%, 10/30/24		300,000	291,889
Capital One Financial Corp., 3.75%, 7/28/26		1,850,000	1,769,178
Discover Financial Services, 3.75%, 3/4/25		200,000	195,551
PNC Bank N.A., MTN, 2.30%, 6/1/20		950,000	942,631
Synchrony Financial, 3.00%, 8/15/19		250,000	249,362
Synchrony Financial, 3.95%, 12/1/27		650,000	596,617
			7,356,961
Containers and Packaging — 0.9%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		3,130,000	3,051,750
Ball Corp., 4.00%, 11/15/23		1,370,000	1,376,713
Berry Global, Inc., 5.125%, 7/15/23		2,750,000	2,768,095
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,940,000	1,959,400
International Paper Co., 4.40%, 8/15/47		400,000	362,159
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		2,700,000	2,708,370
			12,226,487
Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		200,000	191,798
Catholic Health Initiatives, 2.95%, 11/1/22		10,000	9,756
			201,554
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., 4.50%, 2/11/43		460,000	492,562
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,700,000	2,764,820
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21		$1,925,000	1,927,971
GE Capital UK Funding Unlimited Co., MTN, 5.125%, 5/24/23	GBP	500,000	706,723
Nationwide Building Society, MTN, VRN, 2.00%, 7/25/29	EUR	500,000	546,001
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)		$1,000,000	992,871
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(1)		200,000	202,587
			7,633,535
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 3.40%, 5/15/25		2,350,000	2,299,276
AT&T, Inc., 2.60%, 12/17/29	EUR	1,800,000	2,123,713
AT&T, Inc., 5.25%, 3/1/37		$500,000	508,265
AT&T, Inc., 5.15%, 11/15/46		272,000	265,780
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)		450,000	433,283
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,500,000	1,915,959
Orange SA, 4.125%, 9/14/21		$680,000	697,454
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	1,600,000	1,943,979
Telefonica Emisiones SA, 5.46%, 2/16/21		$690,000	720,930
Telefonica Europe BV, VRN, 3.00%, 12/4/23	EUR	3,700,000	4,050,202
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	700,000	878,890
Verizon Communications, Inc., 3.38%, 2/15/25		$600,000	599,913
Verizon Communications, Inc., 5.01%, 8/21/54		1,200,000	1,229,778
			17,667,422
Electric Utilities — 0.3%
Duke Energy Corp., 3.55%, 9/15/21		680,000	685,010
Duke Energy Corp., 2.65%, 9/1/26		300,000	279,772
Exelon Corp., 4.45%, 4/15/46		400,000	388,971
FirstEnergy Corp., 4.25%, 3/15/23		900,000	923,091
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		2,000,000	1,826,250

Xcel Energy, Inc., 3.35%, 12/1/26		150,000	146,601
			4,249,695
Energy Equipment and Services — 0.1%
Halliburton Co., 3.80%, 11/15/25		380,000	384,138
Halliburton Co., 4.85%, 11/15/35		570,000	586,758
			970,896
Entertainment — 0.4%
21st Century Fox America, Inc., 4.75%, 9/15/44		640,000	700,873
Activision Blizzard, Inc., 2.30%, 9/15/21		760,000	744,353
Netflix, Inc., 4.875%, 4/15/28		2,500,000	2,381,250
Viacom, Inc., 4.25%, 9/1/23		500,000	507,983
Viacom, Inc., 4.375%, 3/15/43		580,000	497,039
			4,831,498
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., 3.375%, 10/15/26		870,000	830,500
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28		240,000	230,919
Boston Properties LP, 3.65%, 2/1/26		860,000	845,347
Crown Castle International Corp., 5.25%, 1/15/23		840,000	885,746
Essex Portfolio LP, 3.25%, 5/1/23		550,000	542,271
Hospitality Properties Trust, 4.65%, 3/15/24		220,000	219,260
Kimco Realty Corp., 2.80%, 10/1/26		400,000	366,432
Ventas Realty LP, 4.125%, 1/15/26		250,000	250,581
VEREIT Operating Partnership LP, 4.125%, 6/1/21		1,030,000	1,037,515
Welltower, Inc., 3.75%, 3/15/23		300,000	300,535
			5,509,106
Food and Staples Retailing — 0.6%
Cencosud SA, 4.875%, 1/20/23		1,339,000	1,340,108
Kroger Co. (The), 3.30%, 1/15/21		480,000	480,955
Walmart, Inc., 0.18%, 7/15/22	JPY	650,000,000	5,993,904
Walmart, Inc., 4.05%, 6/29/48		$500,000	515,985
			8,330,952
Food Products — 0.5%
Arcor SAIC, 6.00%, 7/6/23(1)		1,000,000	967,480
Conagra Brands, Inc., 4.60%, 11/1/25		1,290,000	1,308,380
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		2,780,000	2,773,050
Post Holdings, Inc., 5.00%, 8/15/26(1)		1,470,000	1,396,794
			6,445,704
Gas Utilities — 0.8%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		520,000	524,993
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 4.25%, 12/1/27		500,000	487,315
Enbridge, Inc., 4.00%, 10/1/23		530,000	538,025
Energy Transfer Operating LP, 4.15%, 10/1/20		20,000	20,203
Energy Transfer Operating LP, 3.60%, 2/1/23		630,000	622,628
Energy Transfer Operating LP, 5.25%, 4/15/29		500,000	518,663
Energy Transfer Operating LP, 4.90%, 3/15/35		320,000	296,102
Enterprise Products Operating LLC, 5.20%, 9/1/20		530,000	547,545
Enterprise Products Operating LLC, 4.85%, 3/15/44		900,000	929,235
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		970,000	1,095,318
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22		690,000	683,918

Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		1,620,000	1,750,950
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		1,020,000	1,000,943
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27		510,000	484,486
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28		1,020,000	963,900
			10,464,224
Health Care Equipment and Supplies — 0.2%
Abbott Laboratories, 3.75%, 11/30/26		375,000	382,487
Becton Dickinson and Co., 3.73%, 12/15/24		600,000	598,798
Becton Dickinson and Co., 3.70%, 6/6/27		470,000	459,692
Medtronic, Inc., 3.50%, 3/15/25		720,000	735,058
Medtronic, Inc., 4.375%, 3/15/35		610,000	641,638
			2,817,673
Health Care Providers and Services — 1.1%
Anthem, Inc., 3.65%, 12/1/27		370,000	364,366
Anthem, Inc., 4.65%, 1/15/43		460,000	463,381
CVS Health Corp., 3.50%, 7/20/22		250,000	252,470
CVS Health Corp., 2.75%, 12/1/22		690,000	674,752
CVS Health Corp., 4.30%, 3/25/28		900,000	912,395
CVS Health Corp., 4.78%, 3/25/38		270,000	271,849
CVS Health Corp., 5.05%, 3/25/48		410,000	422,184
DaVita, Inc., 5.125%, 7/15/24		2,000,000	1,975,600
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)		980,000	985,366
HCA, Inc., 5.00%, 3/15/24		710,000	740,530
HCA, Inc., 5.375%, 2/1/25		1,340,000	1,386,485
HCA, Inc., 5.875%, 2/1/29		50,000	52,438
Northwell Healthcare, Inc., 4.26%, 11/1/47		220,000	211,514
Tenet Healthcare Corp., 4.375%, 10/1/21		750,000	752,812
Tenet Healthcare Corp., 5.125%, 5/1/25		2,200,000	2,154,658
UnitedHealth Group, Inc., 2.875%, 12/15/21		610,000	610,686
UnitedHealth Group, Inc., 3.75%, 7/15/25		710,000	736,039
UnitedHealth Group, Inc., 4.75%, 7/15/45		310,000	345,010
Universal Health Services, Inc., 4.75%, 8/1/22(1)		980,000	995,925
			14,308,460
Hotels, Restaurants and Leisure — 0.4%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		1,820,000	1,828,154
InterContinental Hotels Group plc, MTN, 3.75%, 8/14/25	GBP	1,400,000	1,924,134
McDonald's Corp., MTN, 3.375%, 5/26/25		$280,000	279,096
McDonald's Corp., MTN, 4.70%, 12/9/35		460,000	474,995
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		550,000	578,834
			5,085,213
Household Durables — 0.3%
Lennar Corp., 4.75%, 4/1/21		1,200,000	1,216,500
Lennar Corp., 4.75%, 11/29/27		850,000	808,562
Newell Brands, Inc., 5.00%, 11/15/23		480,000	487,494
Toll Brothers Finance Corp., 4.35%, 2/15/28		940,000	860,100
			3,372,656
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25		1,530,000	1,515,159

Industrial Conglomerates†
FedEx Corp., 4.40%, 1/15/47		400,000	367,071
Insurance — 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19		1,450,000	1,452,683
Allianz SE, VRN, 3.375%, 9/18/24	EUR	2,200,000	2,669,795
American International Group, Inc., 4.125%, 2/15/24		$1,360,000	1,392,123
American International Group, Inc., 4.50%, 7/16/44		200,000	189,872
Assicurazioni Generali SpA, MTN, VRN, 4.60%, 11/21/25	EUR	3,600,000	4,144,668
AXA SA, MTN, VRN, 6.69%, 7/6/26	GBP	1,100,000	1,622,524
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	3,600,000	4,274,465
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$680,000	687,034
BNP Paribas Cardif SA, VRN, 4.03%, 11/25/25	EUR	2,900,000	3,444,488
Chubb INA Holdings, Inc., 3.15%, 3/15/25		$600,000	593,950
Chubb INA Holdings, Inc., 3.35%, 5/3/26		330,000	329,946
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	2,200,000	2,658,134
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	3,000,000	3,539,697
International Lease Finance Corp., 5.875%, 8/15/22		$400,000	419,691
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24	EUR	1,600,000	1,796,302
Markel Corp., 4.90%, 7/1/22		$290,000	300,018
Markel Corp., 3.50%, 11/1/27		250,000	234,508
MetLife, Inc., 4.875%, 11/13/43		680,000	736,563
Prudential Financial, Inc., 3.94%, 12/7/49		270,000	252,011
Prudential Financial, Inc., VRN, 5.875%, 9/15/42		1,050,000	1,094,132
Voya Financial, Inc., 5.70%, 7/15/43		435,000	477,335
WR Berkley Corp., 4.625%, 3/15/22		660,000	680,422
			32,990,361
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26		990,000	925,020
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		213,000	213,869
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26		250,000	237,056
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44		240,000	266,420
			717,345
Media — 1.3%
AMC Networks, Inc., 4.75%, 8/1/25		1,940,000	1,879,375
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		270,000	273,456
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)		2,920,000	2,832,400
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		2,040,000	2,101,163
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		120,000	129,347
Comcast Corp., 4.40%, 8/15/35		550,000	553,778
Comcast Corp., 4.70%, 10/15/48		1,070,000	1,119,765
CSC Holdings LLC, 5.50%, 4/15/27(1)		2,360,000	2,312,753
Discovery Communications LLC, 5.625%, 8/15/19		423,000	428,238
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(1)		1,100,000	1,064,250
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)		2,830,000	2,875,987
Warner Media LLC, 4.70%, 1/15/21		420,000	432,715
Warner Media LLC, 2.95%, 7/15/26		700,000	647,550
Warner Media LLC, 3.80%, 2/15/27		200,000	195,831

Warner Media LLC, 5.35%, 12/15/43		250,000	251,755
			17,098,363
Metals and Mining — 0.3%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)		800,000	837,328
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)		950,000	964,250
Steel Dynamics, Inc., 4.125%, 9/15/25		1,000,000	955,000
Steel Dynamics, Inc., 5.00%, 12/15/26		650,000	648,375
			3,404,953
Multi-Utilities — 1.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		520,000	514,956
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27		550,000	528,000
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		680,000	684,484
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		700,000	643,799
CenterPoint Energy, Inc., 4.25%, 11/1/28		340,000	345,546
Centrica plc, VRN, 5.25%, 4/10/75	GBP	1,800,000	2,385,005
Dominion Energy, Inc., 3.90%, 10/1/25		$480,000	483,321
Dominion Energy, Inc., 4.90%, 8/1/41		100,000	103,395
Duke Energy Progress LLC, 3.25%, 8/15/25		400,000	398,720
Duke Energy Progress LLC, 4.15%, 12/1/44		170,000	170,526
Duke Energy Progress LLC, 3.70%, 10/15/46		450,000	415,973
Exelon Generation Co. LLC, 4.25%, 6/15/22		680,000	695,798
Florida Power & Light Co., 4.125%, 2/1/42		525,000	541,268
IPALCO Enterprises, Inc., 3.45%, 7/15/20		850,000	847,764
MidAmerican Energy Co., 4.40%, 10/15/44		200,000	208,817
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27		650,000	631,488
NiSource, Inc., 5.65%, 2/1/45		410,000	455,241
Potomac Electric Power Co., 3.60%, 3/15/24		10,000	10,198
RWE AG, VRN, 7.00%, 3/20/19	GBP	1,000,000	1,320,512
Sempra Energy, 2.875%, 10/1/22		$680,000	660,336
Sempra Energy, 3.25%, 6/15/27		500,000	462,817
Sempra Energy, 4.00%, 2/1/48		250,000	217,260
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		400,000	357,887
Southwestern Public Service Co., 3.70%, 8/15/47		350,000	321,947
SSE plc, VRN, 2.375%, 4/1/21	EUR	2,200,000	2,520,426
			15,925,484
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		$350,000	320,347
Oil, Gas and Consumable Fuels — 2.8%
Antero Resources Corp., 5.125%, 12/1/22		2,690,000	2,696,725
Apache Corp., 4.75%, 4/15/43		300,000	269,948
BP Capital Markets America, Inc., 4.50%, 10/1/20		690,000	709,801
Cimarex Energy Co., 4.375%, 6/1/24		1,000,000	1,015,021
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		1,020,000	1,048,902
Concho Resources, Inc., 4.375%, 1/15/25		710,000	716,611
Continental Resources, Inc., 5.00%, 9/15/22		456,000	458,785
Continental Resources, Inc., 3.80%, 6/1/24		2,380,000	2,354,680
Continental Resources, Inc., 4.375%, 1/15/28		300,000	299,079
Diamondback Energy, Inc., 5.375%, 5/31/25		2,440,000	2,522,179
Ecopetrol SA, 5.875%, 5/28/45		1,580,000	1,563,805

Encana Corp., 6.50%, 2/1/38		480,000	529,853
Gazprom OAO Via Gaz Capital SA, MTN, 7.29%, 8/16/37		600,000	691,770
Hess Corp., 6.00%, 1/15/40		670,000	659,543
Kinder Morgan, Inc., 5.55%, 6/1/45		450,000	473,003
Marathon Oil Corp., 3.85%, 6/1/25		400,000	393,572
MPLX LP, 4.875%, 6/1/25		450,000	469,142
MPLX LP, 4.50%, 4/15/38		280,000	261,230
MPLX LP, 5.20%, 3/1/47		368,000	361,880
Newfield Exploration Co., 5.75%, 1/30/22		2,080,000	2,168,400
Newfield Exploration Co., 5.375%, 1/1/26		500,000	515,000
Noble Energy, Inc., 4.15%, 12/15/21		217,000	219,624
Petroleos Mexicanos, 6.625%, 6/15/35		1,720,000	1,563,050
Range Resources Corp., 4.875%, 5/15/25		3,080,000	2,802,800
Shell International Finance BV, 2.375%, 8/21/22		690,000	681,215
Shell International Finance BV, 3.25%, 5/11/25		230,000	232,244
Sinopec Group Overseas Development Ltd., 2.50%, 4/28/20(1)		600,000	594,608
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26		1,960,000	1,940,380
Total Capital Canada Ltd., 2.75%, 7/15/23		680,000	675,060
TOTAL SA, MTN, VRN, 2.625%, 2/26/25	EUR	2,992,000	3,467,347
Tullow Oil plc, 7.00%, 3/1/25(1)		$700,000	685,312
Williams Cos., Inc. (The), 4.125%, 11/15/20		680,000	688,857
Williams Cos., Inc. (The), 4.55%, 6/24/24		850,000	880,003
Williams Cos., Inc. (The), 5.10%, 9/15/45		300,000	302,826
WPX Energy, Inc., 5.25%, 9/15/24		1,380,000	1,369,650
YPF SA, 6.95%, 7/21/27(1)		1,300,000	1,168,960
			37,450,865
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)		710,000	736,505
Pharmaceuticals — 0.7%
Allergan Funding SCS, 3.85%, 6/15/24		1,510,000	1,516,477
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)		1,220,000	1,283,287
Bayer AG, VRN, 3.75%, 7/1/74	EUR	3,100,000	3,574,175
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		$1,300,000	1,266,021
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26		1,970,000	1,638,672
			9,278,632
Professional Services — 0.1%
IHS Markit Ltd., 4.00%, 3/1/26(1)		1,000,000	957,300
Real Estate Management and Development — 0.1%
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	1,066,711	1,640,721
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		$1,235,000	1,244,356
CSX Corp., 3.40%, 8/1/24		690,000	691,164
CSX Corp., 3.25%, 6/1/27		320,000	309,133
Norfolk Southern Corp., 3.15%, 6/1/27		530,000	513,010
Union Pacific Corp., 4.75%, 9/15/41		300,000	309,362
Union Pacific Corp., 4.05%, 11/15/45		200,000	188,521
			3,255,546
Semiconductors and Semiconductor Equipment — 0.4%
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)		1,000,000	1,002,500

NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)		500,000	499,425
Sensata Technologies BV, 5.00%, 10/1/25(1)		910,000	919,100
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)		2,300,000	2,406,375
			4,827,400
Software — 0.3%
Microsoft Corp., 2.70%, 2/12/25		1,280,000	1,269,159
Microsoft Corp., 3.45%, 8/8/36		1,200,000	1,175,177
Microsoft Corp., 4.25%, 2/6/47		330,000	355,648
Oracle Corp., 3.625%, 7/15/23		1,010,000	1,040,271
Oracle Corp., 2.65%, 7/15/26		600,000	572,226
			4,412,481
Specialty Retail — 0.5%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)		1,650,000	1,584,000
Home Depot, Inc. (The), 3.75%, 2/15/24		750,000	781,310
Home Depot, Inc. (The), 5.95%, 4/1/41		480,000	597,303
Home Depot, Inc. (The), 3.90%, 6/15/47		350,000	338,441
United Rentals North America, Inc., 5.75%, 11/15/24		3,080,000	3,168,550
			6,469,604
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 2.75%, 1/13/25		270,000	266,347
Apple, Inc., 2.50%, 2/9/25		520,000	504,366
Apple, Inc., 2.45%, 8/4/26		600,000	570,203
Apple, Inc., 3.20%, 5/11/27		600,000	596,701
Apple, Inc., 2.90%, 9/12/27		770,000	746,710
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)		1,580,000	1,653,596
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		780,000	785,154
Seagate HDD Cayman, 4.75%, 6/1/23		450,000	445,924
			5,569,001
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 3.125%, 7/16/22		120,000	118,882
GTH Finance BV, 7.25%, 4/26/23(1)		2,000,000	2,108,270
MTN Mauritius Investments Ltd., 4.76%, 11/11/24		1,400,000	1,327,828
Sprint Communications, Inc., 6.00%, 11/15/22		1,200,000	1,218,228
T-Mobile USA, Inc., 4.75%, 2/1/28		2,380,000	2,290,750
Vodafone Group Plc, VRN, 4.20%, 10/3/78	EUR	2,000,000	2,160,377
			9,224,335
TOTAL CORPORATE BONDS (Cost $434,877,358)			429,389,271
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.2%
Private Sponsor Collateralized Mortgage Obligations — 3.2%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.38%, 2/25/35		$609,553	616,241
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.18%, 11/25/34		457,174	445,696
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, VRN, 4.44%, 8/25/35		1,506,600	1,371,399
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 4.91%, (1-year H15T1Y plus 2.25%), 2/25/36		566,143	570,758
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 4.24%, 7/25/37		1,831,776	1,766,031
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.32%, 8/25/34		1,033,504	1,026,463
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.46%, 8/25/35		30,711	31,065
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34		3,316	3,358
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.35%, 7/25/35		657,521	677,425

First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 8/25/35	2,532	2,544
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.71%, 1/25/37	380,994	344,222
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	9,310	9,697
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.53%, 9/25/35	613,947	626,551
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.43%, 9/25/35	479,232	484,921
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.12%, 7/25/35	438,174	436,825
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.35%, 8/25/35	590,455	578,644
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.23%, 4/25/35	5,963	6,050
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	326,650	350,010
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.44%, 11/21/34	787,292	810,455
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.29%, 2/25/35	662,302	671,293
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 4.29%, 2/25/35	335,801	347,866
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	3,210,789	3,247,781
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 4.01%, (1-month LIBOR plus 1.50%), 6/25/57(1)	962,406	982,911
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(1)	2,518,606	2,516,006
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	4,185,980	4,232,441
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.48%, 7/25/34	1,183,103	1,188,362
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.26%, 7/25/36	1,802,954	1,750,728
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.09%, 8/25/35	620,628	626,673
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 5.02%, 2/25/34	8,335	8,651
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	11,340	11,579
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	438,908	429,910
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	770,095	763,664
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.64%, 6/25/35	17,440	18,432
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 4.70%, 6/25/35	347,050	356,153
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.45%, 3/25/35	4,528	4,606
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 4.50%, 10/25/35	5,000,000	5,078,320
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	19,458	19,305
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	399,775	393,724
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	2,202,269	2,161,861
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	17,149	17,112
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A15, 6.00%, 7/25/36	313,522	312,845
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	13,719	13,690
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 4.30%, 3/25/36	929,927	912,787
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.48%, 7/25/36	1,186,722	1,163,696
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.42%, 7/25/36	7,452	7,463
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.71%, 9/25/36	17,084	17,219
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 4.75%, 10/25/36	4,964	4,904
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.73%, 10/25/36	4,268	4,217
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.70%, 10/25/36	431,403	425,865
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 4.86%, 12/25/36	375,173	353,757
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 4.77%, 3/25/36	322,638	327,128
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.22%, 4/25/36	548,949	544,153
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 4.34%, 5/25/36	348,281	357,392
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	27,253	26,605
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	11,517	11,532
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	20,186	20,010
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	4,059	4,117
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	378,669	376,639

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	8,688	8,621
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	1,765,780	1,739,993
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 4.77%, 12/28/37	1,162,802	1,140,438
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	8,601	9,002
		42,767,806
U.S. Government Agency Collateralized Mortgage Obligations — 2.0%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.76%, (1-month LIBOR plus 3.25%), 5/25/25	1,500,000	1,636,984
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.86%, (1-month LIBOR plus 1.35%), 3/25/29	1,000,000	1,009,037
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.71%, (1-month LIBOR plus 1.20%), 10/25/29	604,966	609,049
FNMA, Series 2014-C02, Class 1M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	1,525,000	1,594,327
FNMA, Series 2014-C02, Class 2M2, VRN, 5.11%, (1-month LIBOR plus 2.60%), 5/25/24	2,445,004	2,544,069
FNMA, Series 2016-C03, Class 2M2, VRN, 8.41%, (1-month LIBOR plus 5.90%), 10/25/28	1,524,976	1,731,859
FNMA, Series 2017-C03, Class 1M2, VRN, 5.51%, (1-month LIBOR plus 3.00%), 10/25/29	4,000,000	4,234,896
FNMA, Series 2017-C06, Class 2M2, VRN, 5.31%, (1-month LIBOR plus 2.80%), 2/25/30	3,125,000	3,220,772
FNMA, Series 2017-C07, Class 1M1, VRN, 3.16%, (1-month LIBOR plus 0.65%), 5/25/30	3,882,987	3,879,406
FNMA, Series 2017-C07, Class 1M2, VRN, 4.91%, (1-month LIBOR plus 2.40%), 5/25/30	5,400,000	5,510,182
		25,970,581
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $67,838,970)		68,738,387
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.1%
FHLMC, VRN, 4.41%, (1-year H15T1Y plus 2.25%), 9/1/35	1,367,787	1,442,703
FHLMC, VRN, 4.11%, (12-month LIBOR plus 1.78%), 2/1/38	3,354	3,521
FHLMC, VRN, 3.94%, (12-month LIBOR plus 1.85%), 6/1/38	1,560	1,640
FHLMC, VRN, 2.37%, (12-month LIBOR plus 1.63%), 8/1/46	1,177,999	1,173,740
FNMA, VRN, 4.25%, (6-month LIBOR plus 1.57%), 6/1/35	783,261	810,689
FNMA, VRN, 4.27%, (6-month LIBOR plus 1.57%), 6/1/35	573,335	591,789
FNMA, VRN, 4.08%, (6-month LIBOR plus 1.54%), 9/1/35	1,270,869	1,314,460
FNMA, VRN, 3.60%, (12-month LIBOR plus 1.79%), 8/1/40	3,763	3,822
FNMA, VRN, 3.92%, (12-month LIBOR plus 1.77%), 10/1/40	4,932	5,002
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	3,878,206	3,894,405
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 4/1/47	2,049,258	2,059,981
FNMA, VRN, 3.26%, (12-month LIBOR plus 1.62%), 5/1/47	2,357,004	2,389,344
		13,691,096
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.7%
FHLMC, 6.00%, 2/1/38	1,905	2,089
FHLMC, 4.00%, 12/1/40	5,666	5,859
FNMA, 5.00%, 7/1/31	23,423	24,656
FNMA, 5.50%, 5/1/33	6,168	6,678
FNMA, 5.00%, 9/1/33	960,937	1,029,533
FNMA, 5.00%, 11/1/33	7,113	7,620
FNMA, 5.00%, 9/1/35	15,645	16,659
FNMA, 6.00%, 4/1/37	6,575	7,206
FNMA, 6.00%, 7/1/37	8,335	9,134
FNMA, 6.00%, 8/1/37	5,990	6,567
FNMA, 5.50%, 1/1/39	11,133	12,126
FNMA, 5.50%, 3/1/39	1,351	1,454
FNMA, 4.50%, 5/1/39	1,643,692	1,727,456
FNMA, 5.00%, 8/1/39	3,852	4,126
FNMA, 4.50%, 3/1/40	1,852,995	1,947,961

FNMA, 5.00%, 8/1/40	927,133	988,184
FNMA, 3.50%, 10/1/40	2,497,258	2,527,002
FNMA, 3.50%, 12/1/40	32,126	32,509
FNMA, 4.50%, 9/1/41	15,100	15,847
FNMA, 3.50%, 5/1/42	41,374	41,867
FNMA, 3.50%, 6/1/42	24,794	25,088
FNMA, 3.50%, 9/1/42	17,163	17,368
FNMA, 3.00%, 11/1/42	27,134	26,812
FNMA, 3.00%, 5/1/43	3,307,507	3,267,712
FNMA, 3.50%, 5/1/46	6,924,469	6,983,424
FNMA, 3.50%, 10/1/47	13,038,905	13,109,804
GNMA, 6.00%, 7/15/33	3,911	4,319
GNMA, 5.00%, 3/20/36	25,251	26,901
GNMA, 5.50%, 1/15/39	3,706	4,067
GNMA, 5.50%, 9/15/39	18,696	20,340
GNMA, 4.50%, 10/15/39	7,322	7,694
GNMA, 5.00%, 10/15/39	11,736	12,597
GNMA, 4.50%, 1/15/40	9,075	9,515
GNMA, 4.00%, 12/15/40	9,911	10,266
GNMA, 4.50%, 12/15/40	34,821	36,565
GNMA, 4.50%, 7/20/41	1,485,447	1,563,694
GNMA, 4.00%, 12/15/41	18,477	19,137
GNMA, 3.50%, 6/20/42	5,736,811	5,845,631
GNMA, 2.50%, 7/20/46	4,603,710	4,451,400
GNMA, 2.50%, 2/20/47	714,999	691,331
GNMA, 3.00%, TBA	4,665,000	4,630,013
		49,178,211
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $64,440,060)		62,869,307
COLLATERALIZED LOAN OBLIGATIONS — 4.7%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 4.17%, (3-month LIBOR plus 1.55%), 5/15/30(1)	5,000,000	4,920,843
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 4.21%, (3-month LIBOR plus 1.45%), 4/20/31(1)	3,200,000	3,135,859
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 4.12%, (3-month LIBOR plus 1.50%), 5/15/31(1)	4,500,000	4,407,737
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.79%, (3-month LIBOR plus 1.02%), 4/17/31(1)	2,150,000	2,113,261
CBAM Ltd., Series 2018-5A, Class B1, VRN, 4.17%, (3-month LIBOR plus 1.40%), 4/17/31(1)	2,200,000	2,155,947
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.76%, (3-month LIBOR plus 0.98%), 4/24/31(1)	3,175,000	3,135,299
CIFC Funding Ltd., Series 2013-3RA, Class A2, VRN, 4.18%, (3-month LIBOR plus 1.40%), 4/24/31(1)	6,000,000	5,859,438
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.76%, (3-month LIBOR plus 0.97%), 4/15/31(1)	2,125,000	2,099,795
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 4.31%, (3-month LIBOR plus 1.55%), 4/20/30(1)	2,600,000	2,551,598
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.88%, (3-month LIBOR plus 1.12%), 7/20/31(1)	1,000,000	990,502
KKR CLO Ltd., Series 22A, Class A, VRN, 3.91%, (3-month LIBOR plus 1.15%), 7/20/31(1)	1,600,000	1,586,172
KKR CLO Ltd., Series 22A, Class B, VRN, 4.36%, (3-month LIBOR plus 1.60%), 7/20/31(1)	4,000,000	3,932,700
LCM XIV LP, Series 2014A, Class BR, VRN, 4.34%, (3-month LIBOR plus 1.58%), 7/20/31(1)	3,500,000	3,453,516
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 4.01%, (1-month LIBOR plus 1.50%), 5/15/28(1)	3,668,000	3,661,814
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.71%, (3-month LIBOR plus 0.95%), 4/19/30(1)	1,600,000	1,586,621
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 4.26%, (3-month LIBOR plus 1.50%), 4/19/30(1)	4,000,000	3,950,852
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.77%, (3-month LIBOR plus 0.98%), 4/15/31(1)	2,700,000	2,677,964

Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 4.29%, (3-month LIBOR plus 1.50%), 4/15/31(1)	2,500,000	2,463,475
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.53%, (3-month LIBOR plus 1.75%), 4/18/31(1)	2,500,000	2,491,724
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.74%, (3-month LIBOR plus 0.96%), 4/16/31(1)	3,325,000	3,260,679
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 4.48%, (3-month LIBOR plus 1.70%), 10/18/31(1)	2,000,000	1,987,576
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $63,316,338)		62,423,372
ASSET-BACKED SECURITIES — 4.7%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	1,487,919	1,468,285
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.76%, (1-month LIBOR plus 1.25%), 12/17/33(1)	1,188,736	1,189,628
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	3,292,848	3,328,378
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	1,243,090	1,226,659
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.66%, (1-month LIBOR plus 1.15%), 12/17/36(1)	4,175,000	4,163,863
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.46%, (1-month LIBOR plus 0.95%), 3/17/37(1)	3,900,000	3,867,626
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.79%, (1-month LIBOR plus 1.28%), 6/17/37(1)	3,875,000	3,842,313
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.66%, (1-month LIBOR plus 1.15%), 7/17/37(1)	5,925,000	5,891,264
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	692,510	688,263
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(1)	1,742,452	1,746,548
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	52,901	51,725
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	547,766	540,342
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.91%, (1-month LIBOR plus 1.40%), 1/17/34(1)	1,973,054	1,974,572
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	8,350,000	8,139,884
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)	3,550,000	3,505,704
Progress Residential Trust, Series 2018-SFR1, Class D, 3.88%, 3/17/35(1)	2,450,000	2,419,876
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	1,140,544	1,127,470
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	351,720	349,829
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(1)	721,267	712,257
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	1,252,548	1,243,237
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	867,035	862,179
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	916,158	891,911
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(1)	4,000,000	3,888,313
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 6/25/57(1)	1,899,632	1,864,086
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	2,867,744	2,809,110
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	3,543,444	3,490,494
TOTAL ASSET-BACKED SECURITIES (Cost $61,878,943)		61,283,816
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.4%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	4,000,000	3,996,644
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.66%, 2/10/47	2,105,000	2,231,033
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 2/10/49	3,500,000	3,659,048
Commercial Mortgage Trust, Series 2014-LC17, Class C, VRN, 4.55%, 10/10/47	1,960,000	1,962,082
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 3/10/48	2,500,000	2,502,773
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	8,705,000	8,597,581
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	2,825,000	2,825,583
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	3,533,131	3,539,187
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/15/50	2,925,000	2,917,135
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	2,000,000	2,015,196
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	3,000,000	2,992,315
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	3,000,000	2,870,375
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	2,200,000	2,242,934
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	6,340,000	6,345,887

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	3,000,000	2,912,527
Morgan Stanley Capital I Trust, Series 2014-CPT, Class E, VRN, 3.45%, 7/13/29(1)	1,960,000	1,939,000
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	4,200,000	4,116,201
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $59,113,403)		57,665,501
BANK LOAN OBLIGATIONS(3) — 2.5%
Diversified Telecommunication Services — 0.6%
CenturyLink, Inc., 2017 Term Loan B, 5.25%, (1-month LIBOR plus 2.75%), 1/31/25	2,780,942	2,664,282
Level 3 Financing, Inc., 2017 Term Loan B, 4.76%, (1-month LIBOR plus 2.25%), 2/22/24	2,200,000	2,165,284
Zayo Group, LLC, 2017 Incremental Term Loan, 4.75%, (1-month LIBOR plus 2.25%), 1/19/24	2,600,000	2,584,400
		7,413,966
Health Care Providers and Services — 0.3%
HCA Inc., 2018 Term Loan B10, 4.50%, (1-month LIBOR plus 2.00%), 3/13/25	3,225,625	3,220,432
Hotels, Restaurants and Leisure — 0.8%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.75%, (1-month LIBOR plus 2.25%), 2/16/24	1,982,233	1,953,124
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.75%, (1-month LIBOR plus 2.25%), 2/16/24	1,607,102	1,583,502
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 5.25%, (1-month LIBOR plus 2.75%), 12/22/24	1,641,709	1,621,811
Hilton Worldwide Finance, LLC, Term Loan B2, 4.26%, (1-month LIBOR plus 1.75%), 10/25/23	3,375,371	3,345,853
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.50%, (1-month LIBOR plus 2.00%), 3/21/25	2,381,633	2,347,587
		10,851,877
Media — 0.1%
CSC Holdings, LLC, 2017 1st Lien Term Loan, 4.76%, (1-month LIBOR plus 2.25%), 7/17/25	1,492,405	1,449,968
Pharmaceuticals — 0.3%
Catalent Pharma Solutions Inc., USD Term Loan B, 4.75%, (1-month LIBOR plus 2.25%), 5/20/24	1,767,144	1,759,731
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.51%, (1-month LIBOR plus 3.00%), 6/2/25	2,751,546	2,726,218
		4,485,949
Technology Hardware, Storage and Peripherals — 0.3%
Dell International LLC, 2017 Term Loan B, 4.50%, (1-month LIBOR plus 2.00%), 9/7/23	1,591,940	1,572,454
Western Digital Corporation, 2018 Term Loan B4, 4.26%, (1-month LIBOR plus 1.75%), 4/29/23	2,565,613	2,507,886
		4,080,340
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 1st Lien Term Loan B, 5.00%, (1-month LIBOR plus 2.50%), 2/2/24	1,591,899	1,558,071
TOTAL BANK LOAN OBLIGATIONS (Cost $33,656,078)		33,060,603
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	365,000	491,513
Chicago GO, 7.05%, 1/1/29	400,000	428,608
Los Angeles Community College District GO, 6.75%, 8/1/49	600,000	865,164
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	195,000	252,211
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	175,000	205,770
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	225,000	316,206
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	125,000	152,838
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	288,757
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	200,000	237,162
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	405,000	470,954
San Diego County Water Authority Rev., 6.14%, 5/1/49	100,000	131,633
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	195,000	239,419
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	580,000	818,119
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	150,000	177,382
State of California GO, 4.60%, 4/1/38	110,000	113,507

State of California GO, 7.55%, 4/1/39	400,000	588,456
State of California GO, 7.30%, 10/1/39	90,000	126,200
State of Illinois GO, 5.10%, 6/1/33	200,000	191,666
University of California Rev., 4.60%, 5/15/31	400,000	435,316
TOTAL MUNICIPAL SECURITIES (Cost $6,510,231)		6,530,881
TEMPORARY CASH INVESTMENTS — 5.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 6.25%, 5/31/19 - 11/15/46, valued at $54,506,379), in a joint trading account at 2.25%, dated 1/31/19, due 2/1/19 (Delivery value $53,317,911)		53,314,579
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $9,083,038), at 1.25%, dated 1/31/19, due 2/1/19 (Delivery value $8,904,309)		8,904,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	202,622	202,622
U.S. Treasury Bills, 2.46%, 6/13/19(4)(5)	8,000,000	7,930,297
TOTAL TEMPORARY CASH INVESTMENTS (Cost $70,350,948)		70,351,498
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,312,349,968)		1,314,245,540
OTHER ASSETS AND LIABILITIES — 0.1%		1,208,072
TOTAL NET ASSETS — 100.0%		$1,315,453,612

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,149,574	USD	6,548,808	Bank of America N.A.	3/20/19	$106,271
USD	19,653,148	AUD	27,182,778	Bank of America N.A.	3/20/19	(118,648)
BRL	26,100,925	USD	6,756,471	Goldman Sachs & Co.	3/20/19	379,679
CAD	1,352,281	USD	1,021,048	Credit Suisse AG	3/20/19	9,273
USD	20,988,536	CAD	27,915,592	Morgan Stanley	3/20/19	(280,732)
USD	9,975,589	CAD	13,275,938	Morgan Stanley	3/20/19	(139,528)
USD	7,480,648	CAD	9,969,459	Morgan Stanley	3/20/19	(115,218)
CHF	613,181	USD	625,407	UBS AG	3/20/19	(6,173)
CHF	6,496,186	USD	6,657,429	UBS AG	3/20/19	(97,117)
USD	15,249,443	CHF	14,995,997	UBS AG	3/20/19	105,415
USD	382	CLP	259,474	Goldman Sachs & Co.	3/20/19	(13)
USD	13,024,407	CNY	88,090,574	Goldman Sachs & Co.	3/20/19	(117,033)
USD	1,520,817	CZK	34,401,935	UBS AG	3/20/19	(9,888)
USD	2,578,118	DKK	16,778,266	Goldman Sachs & Co.	3/20/19	(4,693)
EUR	412,907	USD	470,238	JPMorgan Chase Bank N.A.	2/20/19	3,011
USD	1,749,838	EUR	1,523,014	JPMorgan Chase Bank N.A.	2/20/19	4,253
USD	209,350,735	EUR	183,165,408	JPMorgan Chase Bank N.A.	2/20/19	(582,222)
USD	762,163	EUR	667,254	JPMorgan Chase Bank N.A.	2/20/19	(2,603)
GBP	1,697,429	USD	2,217,318	Bank of America N.A.	3/20/19	14,094
USD	636,820	GBP	483,033	Bank of America N.A.	3/20/19	1,833
USD	72,526,045	GBP	57,051,867	Bank of America N.A.	3/20/19	(2,473,364)
USD	1,709,347	GBP	1,337,237	Bank of America N.A.	3/20/19	(48,562)
HUF	178,817,369	USD	641,612	UBS AG	3/20/19	8,325
HUF	1,826,419,558	USD	6,541,969	UBS AG	3/20/19	96,414
USD	13,563,512	HUF	3,826,538,063	UBS AG	3/20/19	(344,588)
IDR	696,931,055	USD	47,339	Goldman Sachs & Co.	3/20/19	2,469
ILS	1,006	USD	270	UBS AG	3/20/19	7

USD	747,352	JPY	81,235,169	Bank of America N.A.	2/20/19	639
USD	108,318,159	JPY	11,762,485,518	Bank of America N.A.	2/20/19	197,420
USD	881,497	KRW	988,466,801	Goldman Sachs & Co.	3/20/19	(8,169)
USD	650,809	KRW	733,239,982	Goldman Sachs & Co.	3/20/19	(9,142)
USD	18,237,969	MXN	370,239,881	JPMorgan Chase Bank N.A.	3/20/19	(997,295)
MYR	53,812,948	USD	13,134,720	Goldman Sachs & Co.	3/20/19	53,008
USD	3,206,874	MYR	13,420,766	Goldman Sachs & Co.	3/20/19	(82,101)
NOK	20,146,565	USD	2,362,748	Goldman Sachs & Co.	3/20/19	30,829
NOK	58,060,864	USD	6,806,818	Goldman Sachs & Co.	3/20/19	91,291
NZD	33,545	USD	23,007	Bank of America N.A.	3/20/19	201
USD	6,526,473	NZD	9,645,985	Bank of America N.A.	3/20/19	(147,214)
USD	30,729,457	PEN	103,561,344	Goldman Sachs & Co.	3/20/19	(348,520)
USD	748,902	PEN	2,512,939	Goldman Sachs & Co.	3/20/19	(5,213)
USD	6,241,169	PEN	20,896,059	Goldman Sachs & Co.	3/20/19	(29,580)
PLN	12,583,701	USD	3,331,313	Goldman Sachs & Co.	3/20/19	53,683
USD	6,462,273	PLN	24,288,778	Goldman Sachs & Co.	3/20/19	(71,369)
USD	6,881,932	PLN	25,676,832	Goldman Sachs & Co.	3/20/19	(25,095)
USD	1,115,980	RUB	74,772,903	Goldman Sachs & Co.	3/20/19	(19,017)
SEK	62,688,170	USD	6,951,233	Goldman Sachs & Co.	3/20/19	1,374
USD	3,478,884	SGD	4,762,071	Bank of America N.A.	3/20/19	(62,005)
USD	8,008,151	THB	261,586,265	Goldman Sachs & Co.	3/20/19	(369,930)
ZAR	190,587,509	USD	13,464,324	UBS AG	3/20/19	831,936
ZAR	66,226,722	USD	4,732,170	UBS AG	3/20/19	235,598
ZAR	10,091,189	USD	734,065	UBS AG	3/20/19	22,891
USD	42,686,695	ZAR	612,114,400	UBS AG	3/20/19	(3,228,943)
USD	1,780,411	ZAR	26,270,871	UBS AG	3/20/19	(190,207)
						$(7,684,268)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	52	March 2019	EUR	5,200,000	$9,860,542	$203,469
Japanese 10-Year Government Bonds	11	March 2019	JPY	1,100,000,000	15,419,693	73,076
Japanese 10-Year Mini Government Bonds	374	March 2019	JPY	3,740,000,000	52,450,989	264,675
Korean Treasury 10-Year Bonds	142	March 2019	KRW	14,200,000,000	16,194,113	8,625
U.S. Treasury 2-Year Notes	159	March 2019	USD	31,800,000	33,760,172	163,611
U.S. Treasury 5-Year Notes	656	March 2019	USD	65,600,000	75,347,750	1,228,524
U.S. Treasury Long Bonds	178	March 2019	USD	17,800,000	26,110,375	1,009,037
U.S. Treasury Ultra Bonds	38	March 2019	USD	3,800,000	6,122,750	335,966
					$235,266,384	$3,286,983

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	694	March 2019	EUR	69,400,000	$105,593,223	$(628,690)
Euro-OAT 10-Year Bonds	52	March 2019	EUR	5,200,000	9,101,673	(127,457)
U.K. Gilt 10-Year Bonds	263	March 2019	GBP	26,300,000	42,611,748	(431,585)
U.S. Treasury 10-Year Notes	127	March 2019	USD	12,700,000	15,553,531	(234,442)
					$172,860,175	$(1,422,174)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 31	Buy	(5.00)%	12/20/23	$16,856,000	$(858,884)	$(247,732)	$(1,106,616)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
MXIBTIIE	Pay	7.92%	8/8/23	MXN	210,000,000	$518	$(104,769)	$(104,251)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXIBTIIE	-	28-day Mexico Interbank Equilibrium Interest Rate Index
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

THB	-	Thai Baht
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $308,173,851, which represented 23.4% of total net assets.

(2)	Security is a zero-coupon bond.

(3)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(4)	The rate indicated is the yield to maturity at purchase.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $4,490,085.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	461,932,904	—
Corporate Bonds	—	429,389,271	—
Collateralized Mortgage Obligations	—	68,738,387	—
U.S. Government Agency Mortgage-Backed Securities	—	62,869,307	—
Collateralized Loan Obligations	—	62,423,372	—
Asset-Backed Securities	—	61,283,816	—
Commercial Mortgage-Backed Securities	—	57,665,501	—
Bank Loan Obligations	—	33,060,603	—
Municipal Securities	—	6,530,881	—
Temporary Cash Investments	202,622	70,148,876	—
	202,622	1,314,042,918	—
Other Financial Instruments
Futures Contracts	2,737,138	549,845	—
Forward Foreign Currency Exchange Contracts	—	2,249,914	—
	2,737,138	2,799,759	—
Liabilities
Other Financial Instruments
Futures Contracts	234,442	1,187,732	—
Swap Agreements	—	1,210,867	—
Forward Foreign Currency Exchange Contracts	—	9,934,182	—
	234,442	12,332,781	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Bond Fund
January 31, 2019

International Bond - Schedule of Investments
JANUARY 31, 2019 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 60.5%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.875%, 1/26/27		$700,000	594,744
Australia — 2.5%
Australia Government Bond, 2.75%, 4/21/24	AUD	17,772,000	13,484,360
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	3,250,000	2,431,531
			15,915,891
Austria — 1.2%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	2,350,000	3,075,474
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,018,000	2,409,516
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,400,000	2,469,652
			7,954,642
Belgium — 0.4%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	512,000	903,484
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	1,504,000	1,724,461
			2,627,945
Canada — 8.5%
Canadian Government Bond, 2.00%, 11/1/20	CAD	37,250,000	28,460,480
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	1,009,000	794,030
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	11,071,000	8,660,312
Province of Ontario Canada, MTN, 1.65%, 6/8/20	JPY	100,000,000	938,821
Province of Quebec Canada, 3.00%, 9/1/23	CAD	9,106,000	7,153,957
Province of Quebec Canada, 5.75%, 12/1/36	CAD	6,567,000	6,891,664
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	803,568
Province of Quebec Canada, 3.50%, 12/1/48	CAD	470,000	390,648
			54,093,480
Colombia — 0.1%
Colombia Government International Bond, 7.375%, 9/18/37		$300,000	381,678
Czech Republic — 0.3%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	37,500,000	1,848,188
Denmark — 0.3%
Denmark Government Bond, 0.50%, 11/15/27	DKK	2,887,000	459,080
Denmark Government Bond, 4.50%, 11/15/39	DKK	4,500,000	1,221,300
			1,680,380
Dominican Republic — 0.4%
Dominican Republic International Bond, 6.875%, 1/29/26		$1,000,000	1,082,500
Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	825,000
Dominican Republic International Bond, 5.95%, 1/25/27		$600,000	618,750
			2,526,250
Egypt — 0.1%
Egypt Government International Bond, 7.50%, 1/31/27(1)		$400,000	397,364
Finland — 0.7%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	2,992,000	4,312,299
France — 1.1%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	237	299

French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	157,000	268,516
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	4,108,000	6,609,430
			6,878,245
Germany — 1.1%
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	220,000	465,403
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	3,830,000	6,244,957
			6,710,360
Ireland — 0.8%
Ireland Government Bond, 3.40%, 3/18/24	EUR	3,719,000	4,984,885
Italy — 4.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	7,255,000	8,088,264
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	7,998,000	9,147,779
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	6,175,000	8,635,930
			25,871,973
Japan — 18.9%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	729,350,000	6,981,116
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,259,650,000	28,116,892
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	3,073,000,000	37,160,801
Japan Government Thirty Year Bond, 0.80%, 3/20/48	JPY	155,000,000	1,487,219
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	4,278,950,000	46,234,934
			119,980,962
Jordan — 0.2%
Jordan Government International Bond, 7.375%, 10/10/47(1)		$1,500,000	1,429,668
Malaysia — 0.5%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	12,150,000	2,964,280
Mexico — 2.6%
Mexican Bonos, 6.50%, 6/9/22	MXN	99,250,000	4,934,044
Mexican Bonos, 8.00%, 12/7/23	MXN	105,000,000	5,447,497
Mexican Bonos, 10.00%, 11/20/36	MXN	14,890,000	867,770
Mexico Government International Bond, 4.125%, 1/21/26		$200,000	199,125
Mexico Government International Bond, 4.15%, 3/28/27		$1,300,000	1,280,825
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	400,000,000	3,703,334
			16,432,595
Netherlands — 1.4%
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	6,728,000	7,981,201
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	735,000	1,252,453
			9,233,654
Norway — 0.5%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	6,400,000	780,174
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	22,200,000	2,657,232
			3,437,406
Peru — 2.3%
Peru Government Bond, 6.15%, 8/12/32(1)	PEN	47,720,000	14,601,244
Poland — 0.5%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	10,430,000	3,051,330
Russia — 0.4%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	70,300,000	1,012,226
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$900,000	1,448,565
			2,460,791

Singapore — 0.5%
Singapore Government Bond, 3.125%, 9/1/22	SGD	4,225,000	3,264,759
South Africa — 2.0%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	107,000,000	8,071,126
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	66,000,000	4,606,776
			12,677,902
Spain — 2.7%
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	2,090,000	2,858,068
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	4,192,000	5,104,582
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	3,123,000	4,869,835
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	354,000	635,398
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	3,245,000	3,971,647
			17,439,530
Switzerland — 1.0%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	2,908,000	3,299,847
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	1,965,000	2,771,040
			6,070,887
Thailand — 1.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	50,000,000	1,707,573
Thailand Government Bond, 3.85%, 12/12/25	THB	152,200,000	5,365,746
			7,073,319
Tunisia — 0.2%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		$1,200,000	1,050,350
United Kingdom — 4.0%
United Kingdom Gilt, 1.50%, 7/22/26	GBP	924,000	1,253,946
United Kingdom Gilt, 4.50%, 12/7/42	GBP	7,267,000	14,790,042
United Kingdom Gilt, 4.25%, 12/7/49	GBP	1,672,000	3,528,106
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,603,000	5,859,116
			25,431,210
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $365,080,431)			383,378,211
CORPORATE BONDS — 25.0%
Belgium — 0.2%
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	800,000	951,358
Brazil — 0.2%
Globo Comunicacao e Participacoes SA, 4.84%, 6/8/25		$1,300,000	1,280,500
Canada — 0.3%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		1,080,000	1,084,838
NOVA Chemicals Corp., 4.875%, 6/1/24(1)		730,000	696,238
			1,781,076
Cayman Islands — 0.5%
Braskem Finance Ltd., 5.75%, 4/15/21(1)		800,000	833,208
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)		2,370,000	2,333,506
			3,166,714
France — 2.1%
AXA SA, MTN, VRN, 6.69%, 7/6/26	GBP	1,200,000	1,770,027
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	600,000	712,411
BNP Paribas Cardif SA, VRN, 4.03%, 11/25/25	EUR	1,200,000	1,425,305
Carrefour SA, MTN, 0.75%, 4/26/24	EUR	500,000	565,388
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	1,200,000	1,449,891

Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	2,000,000	2,359,798
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,500,000	2,439,547
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	960,000	1,166,387
TOTAL SA, MTN, VRN, 2.625%, 2/26/25	EUR	1,200,000	1,390,647
			13,279,401
Germany — 1.9%
Allianz SE, VRN, 3.375%, 9/18/24	EUR	1,000,000	1,213,543
Bayer AG, VRN, 3.75%, 7/1/74	EUR	1,300,000	1,498,848
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	2,000,000	2,415,190
Daimler AG, MTN, 0.85%, 2/28/25	EUR	900,000	1,011,247
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	3,165,000	4,312,824
RWE AG, VRN, 7.00%, 3/20/19	GBP	1,000,000	1,320,512
			11,772,164
Ireland — 0.6%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		$1,530,000	1,491,750
GE Capital European Funding Unlimited. Co., MTN, 5.375%, 1/23/20	EUR	2,000,000	2,403,029
			3,894,779
Italy — 2.3%
Assicurazioni Generali SpA, MTN, VRN, 4.60%, 11/21/25	EUR	2,000,000	2,302,593
Credit Agricole Cariparma SpA, MTN, 1.625%, 3/21/29	EUR	1,700,000	1,951,161
Eni SpA, MTN, 1.75%, 1/18/24	EUR	1,100,000	1,316,017
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	2,000,000	2,631,533
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24	EUR	1,500,000	1,684,033
Mediobanca Banca di Credito Finanziario SpA, MTN, 1.25%, 11/24/29	EUR	2,000,000	2,194,941
UniCredit SpA, 0.375%, 10/31/26	EUR	300,000	322,082
UniCredit SpA, MTN, VRN, 5.75%, 10/28/25	EUR	1,000,000	1,184,386
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		$1,340,000	1,201,172
			14,787,918
Kazakhstan — 0.1%
KazTransGas JSC, 4.375%, 9/26/27(1)		800,000	773,835
Luxembourg — 1.6%
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	5,605,000	7,089,286
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	1,830,000	2,553,332
Gazprom OAO Via Gaz Capital SA, MTN, 7.29%, 8/16/37		$600,000	691,770
			10,334,388
Netherlands — 1.7%
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)		520,000	527,800
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	1,000,000	1,166,692
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	800,000	908,291
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,150,000	1,468,902
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	820,000	947,566
ING Groep NV, MTN, VRN, 1.625%, 9/26/29	EUR	1,300,000	1,446,222
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)		$750,000	751,875
Sensata Technologies BV, 5.00%, 10/1/25(1)		680,000	686,800
Telefonica Europe BV, VRN, 3.00%, 12/4/23	EUR	1,700,000	1,860,904
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	200,000	251,111
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26		$800,000	665,451
			10,681,614

Norway — 0.3%
Equinor ASA, MTN, 0.875%, 2/17/23	EUR	1,700,000	1,990,661
Spain — 1.2%
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	2,200,000	2,578,677
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	800,000	922,448
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	1,500,000	1,707,247
Ibercaja Banco SA, VRN, 5.00%, 7/28/25	EUR	1,000,000	1,155,933
Liberbank SA, VRN, 6.875%, 3/14/27	EUR	1,000,000	1,213,779
			7,578,084
Switzerland — 0.6%
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	2,900,000	3,653,679
United Kingdom — 4.5%
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	1,200,000	1,308,545
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	1,600,000	1,721,430
Centrica plc, VRN, 5.25%, 4/10/75	GBP	1,500,000	1,987,504
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	2,640,000	3,682,789
HSBC Holdings plc, 0.84%, 9/26/23	JPY	400,000,000	3,732,124
HSBC Holdings plc, 2.625%, 8/16/28	GBP	1,000,000	1,290,775
InterContinental Hotels Group plc, MTN, 3.75%, 8/14/25	GBP	1,100,000	1,511,820
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	1,500,000	2,491,919
Nationwide Building Society, MTN, VRN, 2.00%, 7/25/29	EUR	400,000	436,801
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	1,940,000	2,748,913
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)		$700,000	732,375
SSE plc, VRN, 2.375%, 4/1/21	EUR	1,400,000	1,603,907
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	1,700,000	2,018,171
Tesco plc, MTN, 5.00%, 3/24/23	GBP	1,000,000	1,435,006
Vodafone Group Plc, VRN, 4.20%, 10/3/78	EUR	1,200,000	1,296,226
Vodafone Group plc, VRN, 3.10%, 1/3/79	EUR	500,000	547,502
			28,545,807
United States — 6.9%
Ally Financial, Inc., 4.625%, 3/30/25		$1,500,000	1,533,210
AMC Networks, Inc., 4.75%, 8/1/25		1,340,000	1,298,125
Antero Resources Corp., 5.125%, 12/1/22		1,100,000	1,102,750
AT&T, Inc., 3.375%, 3/15/34	EUR	1,000,000	1,179,905
Ball Corp., 4.00%, 11/15/23		$670,000	673,283
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	700,000	915,596
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		$700,000	708,960
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)		1,050,000	1,018,500
CIT Group, Inc., 5.00%, 8/15/22		860,000	883,650
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,110,000	1,121,100
CSC Holdings LLC, 5.50%, 4/15/27(1)		1,040,000	1,019,179
DaVita, Inc., 5.125%, 7/15/24		1,000,000	987,800
Diamondback Energy, Inc., 5.375%, 5/31/25		1,070,000	1,106,038
Discovery Communications LLC, 2.50%, 9/20/24	GBP	1,800,000	2,314,483
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	850,000	1,214,004
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	800,000	1,143,220
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		$1,030,000	1,031,287
HCA, Inc., 5.00%, 3/15/24		250,000	260,750
HCA, Inc., 5.875%, 2/1/29		20,000	20,975

International Business Machines Corp., 1.75%, 3/7/28	EUR	1,000,000	1,192,324
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		$1,340,000	1,336,650
Lennar Corp., 4.75%, 4/1/21		780,000	790,725
Netflix, Inc., 4.875%, 4/15/28		1,500,000	1,428,750
Newfield Exploration Co., 5.75%, 1/30/22		1,360,000	1,417,800
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		1,410,000	1,287,506
Post Holdings, Inc., 5.00%, 8/15/26(1)		900,000	855,180
Range Resources Corp., 4.875%, 5/15/25		950,000	864,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		1,010,000	1,013,131
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)		1,350,000	1,371,937
Spectrum Brands, Inc., 5.75%, 7/15/25		630,000	623,889
Sprint Communications, Inc., 6.00%, 11/15/22		750,000	761,393
Steel Dynamics, Inc., 5.00%, 12/15/26		880,000	877,800
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26		900,000	890,991
T-Mobile USA, Inc., 4.75%, 2/1/28		1,060,000	1,020,250
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28		910,000	859,950
Tenet Healthcare Corp., 4.375%, 10/1/21		400,000	401,500
Tenet Healthcare Corp., 5.125%, 5/1/25		900,000	881,451
United Rentals North America, Inc., 5.75%, 11/15/24		480,000	493,800
Universal Health Services, Inc., 4.75%, 8/1/22(1)		940,000	955,275
Walmart, Inc., 0.18%, 7/15/22	JPY	450,000,000	4,149,626
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		$762,000	759,780
			43,767,023
TOTAL CORPORATE BONDS (Cost $162,069,542)			158,239,001
ASSET-BACKED SECURITIES — 3.6%
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		1,559,770	1,576,600
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 3.21%, (1-month LIBOR plus 0.70%), 3/17/37(1)		3,932,646	3,867,913
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.59%, (1-month LIBOR plus 1.08%), 6/17/37(1)		2,550,000	2,526,843
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.79%, (1-month LIBOR plus 1.28%), 6/17/37(1)		2,775,000	2,751,592
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.66%, (1-month LIBOR plus 1.15%), 7/17/37(1)		2,700,000	2,684,626
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(1)		792,023	793,886
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)		2,052,233	1,998,806
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)		2,815,954	2,742,360
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 6/25/57(1)		1,496,910	1,468,899
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)		2,255,005	2,201,722
TOTAL ASSET-BACKED SECURITIES (Cost $22,943,033)			22,613,247
COLLATERALIZED LOAN OBLIGATIONS — 2.7%
Cayman Islands — 2.7%
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 4.12%, (3-month LIBOR plus 1.50%), 5/15/31(1)		3,000,000	2,938,491
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 4.31%, (3-month LIBOR plus 1.55%), 4/20/30(1)		1,800,000	1,766,491
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.88%, (3-month LIBOR plus 1.12%), 7/20/31(1)		500,000	495,251
KKR CLO Ltd., Series 22A, Class A, VRN, 3.91%, (3-month LIBOR plus 1.15%), 7/20/31(1)		750,000	743,518
KKR CLO Ltd., Series 22A, Class B, VRN, 4.36%, (3-month LIBOR plus 1.60%), 7/20/31(1)		1,500,000	1,474,763
LCM XIV LP, Series 2014A, Class BR, VRN, 4.34%, (3-month LIBOR plus 1.58%), 7/20/31(1)		2,375,000	2,343,457
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 4.01%, (1-month LIBOR plus 1.50%), 5/15/28(1)		1,701,000	1,698,131
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.77%, (3-month LIBOR plus 0.98%), 4/15/31(1)		2,300,000	2,281,229

Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 4.29%, (3-month LIBOR plus 1.50%), 4/15/31(1)	1,750,000	1,724,432
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.53%, (3-month LIBOR plus 1.75%), 4/18/31(1)	1,750,000	1,744,206
		17,209,969
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $17,416,002)		17,209,969
BANK LOAN OBLIGATIONS(2) — 2.2%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.75%, (1-month LIBOR plus 2.25%), 2/16/24	647,305	637,799
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.75%, (1-month LIBOR plus 2.25%), 2/16/24	798,399	786,675
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 5.25%, (1-month LIBOR plus 2.75%), 12/22/24	746,231	737,187
Catalent Pharma Solutions Inc., USD Term Loan B, 4.75%, (1-month LIBOR plus 2.25%), 5/20/24	820,460	817,018
CenturyLink, Inc., 2017 Term Loan B, 5.25%, (1-month LIBOR plus 2.75%), 1/31/25	1,013,129	970,628
CSC Holdings, LLC, 2017 1st Lien Term Loan, 4.76%, (1-month LIBOR plus 2.25%), 7/17/25	746,203	724,984
Dell International LLC, 2017 Term Loan B, 4.50%, (1-month LIBOR plus 2.00%), 9/7/23	596,977	589,670
HCA Inc., 2018 Term Loan B10, 4.50%, (1-month LIBOR plus 2.00%), 3/13/25	1,463,938	1,461,581
Hilton Worldwide Finance, LLC, Term Loan B2, 4.26%, (1-month LIBOR plus 1.75%), 10/25/23	1,459,620	1,446,856
Level 3 Financing Inc., 2017 Term Loan B, 4.76%, (1-month LIBOR plus 2.25%), 2/22/24	900,000	885,798
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4.50%, (1-month LIBOR plus 2.00%), 3/21/25	992,347	978,161
Sprint Communications, Inc., 1st Lien Term Loan B, 5.00%, (1-month LIBOR plus 2.50%), 2/2/24	527,316	516,111
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 5.51%, (1-month LIBOR plus 3.00%), 6/2/25	1,474,257	1,460,686
Western Digital Corporation, 2018 Term Loan B4, 4.26%, (1-month LIBOR plus 1.75%), 4/29/23	1,126,488	1,101,142
Zayo Group, LLC, 2017 Incremental Term Loan, 4.75%, (1-month LIBOR plus 2.25%), 1/19/24	1,100,000	1,093,400
TOTAL BANK LOAN OBLIGATIONS (Cost $14,459,609)		14,207,696
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.7%
Private Sponsor Collateralized Mortgage Obligations — 0.7%
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 12/25/45(1)	2,817,390	2,825,659
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(1)	1,463,317	1,459,373
		4,285,032
U.S. Government Agency Collateralized Mortgage Obligations — 1.0%
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.71%, (1-month LIBOR plus 1.20%), 10/25/29	3,456,950	3,480,278
FHLMC, Series 2017-HQA2, Class M1, VRN, 3.31%, (1-month LIBOR plus 0.80%), 12/25/29	2,781,923	2,781,634
		6,261,912
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,662,060)		10,546,944
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	2,000,000	2,023,017
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	2,000,000	1,970,059
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	2,300,000	2,254,110
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,398,294)		6,247,186
TEMPORARY CASH INVESTMENTS(3) — 2.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 6.25%, 5/31/19 - 11/15/46, valued at $10,922,243), in a joint trading account at 2.25%, dated 1/31/19, due 2/1/19 (Delivery value $10,684,093)		10,683,425
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $1,821,517), at 1.25%, dated 1/31/19, due 2/1/19 (Delivery value $1,784,062)		1,784,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	33,771	33,771

U.S. Treasury Bills, 2.46%, 6/13/19(4)(5)	3,000,000	2,973,861
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,474,850)		15,475,057
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $614,503,821)		627,917,311
OTHER ASSETS AND LIABILITIES — 0.8%		5,344,824
TOTAL NET ASSETS — 100.0%		$633,262,135

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,293,269	USD	3,104,033	Bank of America N.A.	3/20/19	$18,739
AUD	4,442,275	USD	3,179,558	Bank of America N.A.	3/20/19	51,596
USD	288,185	AUD	403,553	Bank of America N.A.	3/20/19	(5,345)
USD	382,089	AUD	530,659	Bank of America N.A.	3/20/19	(3,893)
BRL	25,060,214	USD	6,487,074	Goldman Sachs & Co.	3/20/19	364,540
USD	365,690	BRL	1,351,847	Goldman Sachs & Co.	3/20/19	(3,913)
CAD	11,950,833	USD	8,985,318	Morgan Stanley	3/20/19	120,183
USD	23,074,700	CAD	30,708,792	Morgan Stanley	3/20/19	(322,745)
USD	964,540	CAD	1,289,487	Morgan Stanley	3/20/19	(17,938)
USD	3,177,888	CAD	4,235,171	Morgan Stanley	3/20/19	(48,946)
USD	481,377	CAD	637,603	Morgan Stanley	3/20/19	(4,421)
USD	445,108	CAD	588,246	Morgan Stanley	3/20/19	(3,084)
CHF	2,834,113	USD	2,904,459	UBS AG	3/20/19	(42,370)
USD	2,330,333	CHF	2,291,603	UBS AG	3/20/19	16,109
CLP	72,611,130	USD	107,033	Goldman Sachs & Co.	3/20/19	3,696
USD	6,285,521	CNY	42,512,120	Goldman Sachs & Co.	3/20/19	(56,480)
COP	10,443,958,913	USD	3,281,065	Goldman Sachs & Co.	3/20/19	76,583
USD	830,547	CZK	18,787,555	UBS AG	3/20/19	(5,400)
DKK	7,412,969	USD	1,139,064	Goldman Sachs & Co.	3/20/19	2,074
EUR	23,640	USD	27,081	JPMorgan Chase Bank N.A.	2/20/19	14
EUR	105,766,530	USD	120,886,913	JPMorgan Chase Bank N.A.	2/20/19	336,197
EUR	309,680	USD	352,678	JPMorgan Chase Bank N.A.	2/20/19	2,258
EUR	603,658	USD	686,070	JPMorgan Chase Bank N.A.	2/20/19	5,806
USD	487,588	EUR	426,871	JPMorgan Chase Bank N.A.	2/20/19	(1,665)
GBP	841,059	USD	1,069,179	Bank of America N.A.	3/20/19	36,462
USD	470,617	GBP	368,496	Bank of America N.A.	3/20/19	(13,801)
USD	846,751	GBP	663,056	Bank of America N.A.	3/20/19	(24,891)
USD	549,798	GBP	428,217	Bank of America N.A.	3/20/19	(13,129)
USD	339,209	GBP	257,293	Bank of America N.A.	3/20/19	976
HKD	1,526,317	USD	195,668	Goldman Sachs & Co.	3/20/19	(805)
HUF	916,821,304	USD	3,283,920	UBS AG	3/20/19	48,398
USD	5,477,381	HUF	1,545,278,741	UBS AG	3/20/19	(139,155)
IDR	45,865,165,846	USD	3,115,417	Goldman Sachs & Co.	3/20/19	162,517
ILS	5,029,365	USD	1,351,700	UBS AG	3/20/19	35,702
JPY	6,624,141,390	USD	61,000,271	Bank of America N.A.	2/20/19	(111,178)
USD	502,291	JPY	54,597,621	Bank of America N.A.	2/20/19	429
KRW	15,512,676,673	USD	13,833,929	Goldman Sachs & Co.	3/20/19	128,208
USD	643,413	KRW	718,209,314	Goldman Sachs & Co.	3/20/19	(3,010)
USD	7,476,134	MXN	151,769,249	JPMorgan Chase Bank N.A.	3/20/19	(408,812)

USD	373,923	MXN	7,312,778	JPMorgan Chase Bank N.A.	3/20/19	(6,001)
MYR	24,677,719	USD	6,023,363	Goldman Sachs & Co.	3/20/19	24,308
MYR	2,509,526	USD	599,648	Goldman Sachs & Co.	3/20/19	15,352
NOK	5,450,239	USD	639,193	Goldman Sachs & Co.	3/20/19	8,340
NOK	29,957,861	USD	3,512,137	Goldman Sachs & Co.	3/20/19	47,104
NZD	6,671,821	USD	4,575,935	Bank of America N.A.	3/20/19	40,042
USD	3,197,261	NZD	4,661,885	Bank of America N.A.	3/20/19	(28,119)
USD	3,191,825	NZD	4,717,448	Bank of America N.A.	3/20/19	(71,996)
USD	14,638,834	PEN	49,334,334	Goldman Sachs & Co.	3/20/19	(166,027)
USD	348,014	PEN	1,167,762	Goldman Sachs & Co.	3/20/19	(2,422)
USD	3,039,499	PEN	10,176,546	Goldman Sachs & Co.	3/20/19	(14,406)
PLN	22,284,385	USD	5,899,398	Goldman Sachs & Co.	3/20/19	95,066
USD	3,298,924	PLN	12,308,451	Goldman Sachs & Co.	3/20/19	(12,029)
USD	3,144,012	PLN	11,783,599	Goldman Sachs & Co.	3/20/19	(25,758)
USD	3,134,164	PLN	11,779,913	Goldman Sachs & Co.	3/20/19	(34,614)
RUB	43,994,055	USD	656,608	Goldman Sachs & Co.	3/20/19	11,189
SEK	74,766,483	USD	8,290,548	Goldman Sachs & Co.	3/20/19	1,639
USD	865,770	SGD	1,185,109	Bank of America N.A.	3/20/19	(15,431)
USD	3,039,826	THB	99,295,928	Goldman Sachs & Co.	3/20/19	(140,422)
ZAR	96,946,247	USD	6,848,905	UBS AG	3/20/19	423,182
ZAR	20,530,284	USD	1,466,973	UBS AG	3/20/19	73,035
ZAR	4,701,190	USD	341,979	UBS AG	3/20/19	10,664
USD	19,664,770	ZAR	281,986,907	UBS AG	3/20/19	(1,487,499)
USD	827,278	ZAR	12,206,904	UBS AG	3/20/19	(88,381)
						$(1,163,678)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	44	March 2019	EUR	4,400,000	$8,343,536	$172,166
Euro-OAT 10-Year Bonds	74	March 2019	EUR	7,400,000	12,952,380	180,289
Japanese 10-Year Government Bonds	13	March 2019	JPY	1,300,000,000	18,223,273	86,362
Japanese 10-Year Mini Government Bonds	83	March 2019	JPY	830,000,000	11,640,193	60,048
Korean Treasury 10-Year Bonds	119	March 2019	KRW	11,900,000,000	13,571,123	7,192
U.S. Treasury 5-Year Notes	70	March 2019	USD	7,000,000	8,040,156	131,093
					$72,770,661	$637,150

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	204	March 2019	EUR	20,400,000	$31,038,930	$(184,802)
U.K. Gilt 10-Year Bonds	97	March 2019	GBP	9,700,000	15,716,120	(136,880)
U.S. Treasury 10-Year Ultra Notes	223	March 2019	USD	22,300,000	29,143,313	(963,932)
U.S. Treasury 2-Year Notes	5	March 2019	USD	1,000,000	1,061,641	(6,574)
U.S. Treasury Long Bonds	57	March 2019	USD	5,700,000	8,361,187	(424,066)
					$85,321,191	$(1,716,254)

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
MXIBTIIE	Pay	7.92%	8/8/23	MXN	90,000,000	$493	$(45,172)	$(44,679)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXIBTIIE	-	28-day Mexico Interbank Equilibrium Interest Rate Index
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $137,756,482, which represented 21.8% of total net assets.

(2)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(3)
Category includes collateral received at the custodian bank for collateral requirements on forward foreign currency exchange contracts. At the period end, the aggregate value of cash deposits received was $270,000.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,982,378.

(5)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, bank loan obligations, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	383,378,211	—
Corporate Bonds	—	158,239,001	—
Asset-Backed Securities	—	22,613,247	—
Collateralized Loan Obligations	—	17,209,969	—
Bank Loan Obligations	—	14,207,696	—
Collateralized Mortgage Obligations	—	10,546,944	—
Commercial Mortgage-Backed Securities	—	6,247,186	—
Temporary Cash Investments	33,771	15,441,286	—
	33,771	627,883,540	—
Other Financial Instruments
Futures Contracts	131,093	506,057	—
Forward Foreign Currency Exchange Contracts	—	2,160,408	—
	131,093	2,666,465	—
Liabilities
Other Financial Instruments
Futures Contracts	1,394,572	321,682	—
Swap Agreements	—	44,679	—
Forward Foreign Currency Exchange Contracts	—	3,324,086	—
	1,394,572	3,690,447	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 28, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 28, 2019